UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:ACEAX

June 30, 2026

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AB All China Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the seven-month period from December 1, 2025, through June 30, 2026, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Over the period, both stock selection and sector selection contributed to relative returns. Stock selection within technology and industrials contributed the most, while stock selection within financials and materials detracted the most. At the sector level, an overweight to materials and an underweight to consumer staples contributed the most, while an overweight to communication services and an underweight to energy were the biggest detractors. Over the past seven months, market leadership remained narrow, with strong performance concentrated in AI-related hardware names, while sectors including consumer-related and communication services detracted from returns.

Performance Highlights

Top contributors to performance:

  During the seven-month period, technology and industrial holdings gained from China's rally related to the broader AI build-out, benefiting AI data center infrastructure providers and chip component makers. Beyond the AI theme, the Fund has also been able to identify attractive idiosyncratic opportunities in other sectors such as health care and materials that were overlooked by the market.

Top detractors from performance:

  During the seven-month period, a number of holdings detracted due to idiosyncratic factors, while large-cap offshore technology companies remained under pressure amid ongoing concerns over the monetization and earnings potential of AI investments. The Fund flow towards AI-related hardware names pressured the stock performance of other sectors.

Class A:ACEAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI China All Shares Index
07/18	$9,579	$10,000
06/19	$9,473	$9,689
06/20	$10,326	$10,942
06/21	$13,063	$14,467
06/22	$9,709	$10,781
06/23	$7,618	$8,835
06/24	$7,676	$8,447
06/25	$9,573	$10,743
06/26	$11,098	$11,767

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 07/25/18
Class A (without sales charges)	15.93%	-3.21%	1.87%
Class A (with sales charges)	10.98%	-4.05%	1.32%
MSCI China All Shares Index	9.54%	-4.05%	2.07%

The 7-month total return for the share class (without sales charges) was 1.27%. The 7-month total return for the MSCI China All Shares Index was -4.51%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.A.002542108.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$47,801,570
# of Portfolio Holdings	61
Portfolio Turnover Rate	67%Footnote Reference+
Total Advisory Fees Paid (Net)	$99,700Footnote Reference+
Footnote	Description
Footnote+	Based on the period from December 1, 2025 to June 30, 2026.

Class A:ACEAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,644,808	7.6%
Alibaba Group Holding Ltd. - Class H	$2,029,165	4.3%
WuXi AppTec Co., Ltd. - Class A	$1,771,581	3.7%
Kingboard Laminates Holdings Ltd. - Class H	$1,683,731	3.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,678,621	3.5%
China CITIC Bank Corp., Ltd. - Class H	$1,662,148	3.5%
China Merchants Bank Co., Ltd. - Class H	$1,428,552	3.0%
Zhongji Innolight Co., Ltd. - Class A	$1,407,937	2.9%
Weichai Power Co., Ltd. - Class A	$1,368,196	2.9%
Shengyi Technology Co., Ltd. - Class A	$1,356,131	2.8%
Total	$18,030,870	37.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.9%
Financials	18.9%
Consumer Discretionary	13.3%
Industrials	11.5%
Communication Services	9.8%
Health Care	9.6%
Materials	6.3%
Consumer Staples	0.9%
Real Estate	0.9%
Energy	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	93.8%
Hong Kong	5.1%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Class A:ACEAX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ACEAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ACE-A-0153-0626

Class A:ACEAX

4

Advisor Class:ACEYX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB All China Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the seven-month period from December 1, 2025 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the seven-month period from December 1, 2025, through June 30, 2026, all share classes of the Fund outperformed the Morgan Stanley Capital International (“MSCI”) China All Shares Index (the “benchmark”), before sales charges. Over the period, both stock selection and sector selection contributed to relative returns. Stock selection within technology and industrials contributed the most, while stock selection within financials and materials detracted the most. At the sector level, an overweight to materials and an underweight to consumer staples contributed the most, while an overweight to communication services and an underweight to energy were the biggest detractors. Over the past seven months, market leadership remained narrow, with strong performance concentrated in AI-related hardware names, while sectors including consumer-related and communication services detracted from returns.

Performance Highlights

Top contributors to performance:

  During the seven-month period, technology and industrial holdings gained from China's rally related to the broader AI build-out, benefiting AI data center infrastructure providers and chip component makers. Beyond the AI theme, the Fund has also been able to identify attractive idiosyncratic opportunities in other sectors such as health care and materials that were overlooked by the market.

Top detractors from performance:

  During the seven-month period, a number of holdings detracted due to idiosyncratic factors, while large-cap offshore technology companies remained under pressure amid ongoing concerns over the monetization and earnings potential of AI investments. The Fund flow towards AI-related hardware names pressured the stock performance of other sectors.

Advisor Class:ACEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI China All Shares Index
07/18	$10,000	$10,000
06/19	$9,910	$9,689
06/20	$10,834	$10,942
06/21	$13,736	$14,467
06/22	$10,240	$10,781
06/23	$8,044	$8,835
06/24	$8,136	$8,447
06/25	$10,172	$10,743
06/26	$11,812	$11,767

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 07/25/18
Advisor Class	16.12%	-2.97%	2.12%
MSCI China All Shares Index	9.54%	-4.05%	2.07%

The 7-month total return for the share class was 1.38%. The 7-month total return for the MSCI China All Shares Index was -4.51%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-all-china-equity-portfolio.Advisor.002542207.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$47,801,570
# of Portfolio Holdings	61
Portfolio Turnover Rate	67%Footnote Reference+
Total Advisory Fees Paid (Net)	$99,700Footnote Reference+
Footnote	Description
Footnote+	Based on the period from December 1, 2025 to June 30, 2026.

Advisor Class:ACEYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,644,808	7.6%
Alibaba Group Holding Ltd. - Class H	$2,029,165	4.3%
WuXi AppTec Co., Ltd. - Class A	$1,771,581	3.7%
Kingboard Laminates Holdings Ltd. - Class H	$1,683,731	3.5%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,678,621	3.5%
China CITIC Bank Corp., Ltd. - Class H	$1,662,148	3.5%
China Merchants Bank Co., Ltd. - Class H	$1,428,552	3.0%
Zhongji Innolight Co., Ltd. - Class A	$1,407,937	2.9%
Weichai Power Co., Ltd. - Class A	$1,368,196	2.9%
Shengyi Technology Co., Ltd. - Class A	$1,356,131	2.8%
Total	$18,030,870	37.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	26.9%
Financials	18.9%
Consumer Discretionary	13.3%
Industrials	11.5%
Communication Services	9.8%
Health Care	9.6%
Materials	6.3%
Consumer Staples	0.9%
Real Estate	0.9%
Energy	0.8%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	93.8%
Hong Kong	5.1%
Short-Term Investments	5.9%
Other assets less liabilities	-4.8%
Total	100.0%

Advisor Class:ACEYX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from November 30 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ACEYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ACE-ADV-0153-0626

Advisor Class:ACEYX

4

Class A:ABAEX

June 30, 2026

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AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the three-month period, sector allocation within consumer staples, communication services, utilities and consumer discretionary, along with security selection within technology, consumer staples, energy and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the three-month period, security selection within financials, health care and industrials, along with sector allocation within real estate, energy and materials, were the primary detractors from performance.

Class A:ABAEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI EM Index (net)
06/16	$9,574	$10,000
06/17	$10,801	$12,375
06/18	$10,716	$13,389
06/19	$11,140	$13,551
06/20	$10,897	$13,092
06/21	$14,381	$18,447
06/22	$10,534	$13,783
06/23	$11,030	$14,024
06/24	$13,324	$15,784
06/25	$15,101	$18,196
06/26	$20,586	$26,113

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	36.32%	7.44%	7.96%
Class A (with sales charges)	30.47%	6.50%	7.49%
MSCI EM Index (net)	43.51%	7.20%	10.07%

The 3-month total return for the share class (without sales charges) was 16.57%. The 3-month total return for the MSCI EM Index (net) was 24.05%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.A.01877E552.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Class A:ABAEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Class A:ABAEX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABAEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-A-0153-0626

Class A:ABAEX

4

Advisor Class:ABYEX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$27	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the three-month period, sector allocation within consumer staples, communication services, utilities and consumer discretionary, along with security selection within technology, consumer staples, energy and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the three-month period, security selection within financials, health care and industrials, along with sector allocation within real estate, energy and materials, were the primary detractors from performance.

Advisor Class:ABYEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,306	$12,375
06/18	$11,243	$13,389
06/19	$11,719	$13,551
06/20	$11,494	$13,092
06/21	$15,198	$18,447
06/22	$11,170	$13,783
06/23	$11,723	$14,024
06/24	$14,191	$15,784
06/25	$16,119	$18,196
06/26	$22,032	$26,113

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Advisor Class	36.68%	7.71%	8.22%
MSCI EM Index (net)	43.51%	7.20%	10.07%

The 3-month total return for the share class was 16.59%. The 3-month total return for the MSCI EM Index (net) was 24.05%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.Advisor.01877E545.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Advisor Class:ABYEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Advisor Class:ABYEX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABYEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-ADV-0153-0626

Advisor Class:ABYEX

4

Class C:ABCEX

June 30, 2026

SCAN ME

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AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$54	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the three-month period, sector allocation within consumer staples, communication services, utilities and consumer discretionary, along with security selection within technology, consumer staples, energy and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the three-month period, security selection within financials, health care and industrials, along with sector allocation within real estate, energy and materials, were the primary detractors from performance.

Class C:ABCEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,190	$12,375
06/18	$11,024	$13,389
06/19	$11,369	$13,551
06/20	$11,042	$13,092
06/21	$14,454	$18,447
06/22	$10,524	$13,783
06/23	$10,921	$14,024
06/24	$13,101	$15,784
06/25	$14,723	$18,196
06/26	$19,930	$26,113

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	35.37%	6.64%	7.14%
Class C (with sales charges)	34.37%	6.64%	7.14%
MSCI EM Index (net)	43.51%	7.20%	10.07%

The 3-month total return for the share class (without sales charges) was 16.33%. The 3-month total return for the MSCI EM Index (net) was 24.05%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.C.01877E537.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Class C:ABCEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Class C:ABCEX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABCEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-C-0153-0626

Class C:ABCEX

4

Class I:ABIEX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Emerging Markets Multi-Asset Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-A. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized. This period represents the three-month period from April 1, 2026 to June 30, 2026.

How did the Fund perform last year? What affected the Fund's performance?

During the three-month period from April 1, 2026, through June 30, 2026, all share classes of the Fund underperformed the MSCI EM Index (net) (the “benchmark”), before sales charges. Emerging-market equity assets contributed the majority of the Fund's absolute returns, supported by active positioning and security selection across equity exposures. Fixed-income assets also contributed positively during the period, benefiting from emerging-markets debt and US Treasury holdings. Currency positioning detracted from performance, reflecting the impact of currency exposure and hedging activity. Overall, sector allocation and security selection within equity assets contributed positively, while currency effects offset a portion of these gains.

Performance Highlights

Top contributors to performance:

  During the three-month period, sector allocation within consumer staples, communication services, utilities and consumer discretionary, along with security selection within technology, consumer staples, energy and real estate, were the leading contributors to performance.

Top detractors from performance:

  During the three-month period, security selection within financials, health care and industrials, along with sector allocation within real estate, energy and materials, were the primary detractors from performance.

Class I:ABIEX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	MSCI EM Index (net)
06/16	$10,000	$10,000
06/17	$11,300	$12,375
06/18	$11,240	$13,389
06/19	$11,713	$13,551
06/20	$11,496	$13,092
06/21	$15,191	$18,447
06/22	$11,156	$13,783
06/23	$11,716	$14,024
06/24	$14,190	$15,784
06/25	$16,120	$18,196
06/26	$22,017	$26,113

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class I	36.58%	7.70%	8.21%
MSCI EM Index (net)	43.51%	7.20%	10.07%

The 3-month total return for the share class was 16.60%. The 3-month total return for the MSCI EM Index (net) was 24.05%.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/multi-asset/ab-emerging-markets-multi-asset-portfolio.I.01877E529.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$179,776,492
# of Portfolio Holdings	347
Portfolio Turnover Rate	34%Footnote Reference+
Total Advisory Fees Paid (Net)	$201,153Footnote Reference+
Footnote	Description
Footnote+	Based on the period from April 1, 2026 to June 30, 2026.

Class I:ABIEX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$19,450,399	10.8%
Samsung Electronics Co., Ltd.	$12,112,483	6.8%
SK hynix, Inc.	$8,660,571	4.8%
Delta Electronics, Inc.	$2,958,058	1.6%
ICICI Bank Ltd.	$2,665,498	1.5%
Fomento Economico Mexicano SAB de CV	$2,584,229	1.5%
China Merchants Bank Co., Ltd. - Class H	$2,362,737	1.3%
Petroleo Brasileiro SA - Petrobras (Preference Shares)	$2,312,388	1.3%
Grupo Financiero Banorte SAB de CV	$2,228,225	1.2%
Colgate-Palmolive Co.	$2,211,322	1.2%
Total	$57,545,910	32.0%

Security Type Breakdown (% of Net Assets)

Table Summary
Common Stocks	64.2%
Sovereign Bonds	13.8%
Corporate Bonds	4.4%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Treasury Bonds	0.2%
Preferred Stocks	0.0%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	27.8%
Sovereign Bonds	13.8%
Financials	12.0%
Consumer Discretionary	5.4%
Corporate Bonds	4.4%
Energy	4.0%
Industrials	3.8%
Materials	3.2%
Consumer Staples	3.1%
Communication Services	2.9%
Quasi-Sovereign Bonds	2.7%
Emerging Markets - Treasuries	1.7%
Real Estate	1.5%
Others	0.7%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
South Korea	15.2%
Taiwan	15.1%
China	11.6%
India	6.0%
Brazil	5.3%
Mexico	4.7%
Colombia	2.8%
United Arab Emirates	2.3%
Chile	2.0%
South Africa	1.9%
Turkey	1.7%
Poland	1.7%
United States	1.3%
Others	15.4%
Short-Term Investments	12.3%
Other assets less liabilities	0.7%
Total	100.0%

Class I:ABIEX

3

Material Fund Changes

At a meeting held on May 5-7, 2026, the Fund’s Board of Directors approved a fiscal year end change for the Fund from March 31 to June 30, effective June 1, 2026.

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/ABIEX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

EMMA-I-0153-0626

Class I:ABIEX

4

Class A:GCEAX

June 30, 2026

SCAN ME

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AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within utilities and consumer staples, along with favorable positioning within communication services, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within industrials, financials, health care, consumer discretionary and communication services, along with sector allocation decisions across several sectors, were the primary detractors from performance.

Class A:GCEAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	MSCI ACWI (net)
06/16	$9,576	$10,000
06/17	$11,664	$11,878
06/18	$12,915	$13,153
06/19	$14,200	$13,908
06/20	$14,132	$14,202
06/21	$19,531	$19,778
06/22	$15,675	$16,663
06/23	$17,993	$19,417
06/24	$20,375	$23,179
06/25	$23,457	$26,927
06/26	$24,966	$33,301

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	6.43%	5.03%	10.06%
Class A (with sales charges)	1.90%	4.13%	9.58%
MSCI ACWI (net)	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.A.01878T269.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Class A:GCEAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Class A:GCEAX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-A-0153-0626

Class A:GCEAX

4

Advisor Class:GCEYX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$82	0.79%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within utilities and consumer staples, along with favorable positioning within communication services, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within industrials, financials, health care, consumer discretionary and communication services, along with sector allocation decisions across several sectors, were the primary detractors from performance.

Advisor Class:GCEYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	MSCI ACWI (net)
06/16	$10,000	$10,000
06/17	$12,209	$11,878
06/18	$13,554	$13,153
06/19	$14,938	$13,908
06/20	$14,900	$14,202
06/21	$20,644	$19,778
06/22	$16,610	$16,663
06/23	$19,122	$19,417
06/24	$21,705	$23,179
06/25	$25,042	$26,927
06/26	$26,740	$33,301

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Advisor Class	6.78%	5.31%	10.34%
MSCI ACWI (net)	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.Advisor.01878T244.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Advisor Class:GCEYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Advisor Class:GCEYX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-ADV-0153-0626

Advisor Class:GCEYX

4

Class C:GCECX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Global Core Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed the MSCI ACWI (net) (the “benchmark”), before sales charges. Security selection was the primary detractor from relative performance, as weakness across several sectors more than offset the benefits of favorable positioning in select areas of the portfolio. Sector allocation also detracted from results, while currency effects presented a modest headwind. The largest detractors came from security selection within industrials, financials, health care, consumer discretionary and communication services. Although allocation decisions within certain defensive sectors contributed positively, these gains were insufficient to overcome the broader challenges in stock selection. Overall, the Fund's relative performance was driven primarily by unfavorable security selection across a number of sectors.

Performance Highlights

Top contributors to performance:

  During the 12-month period, sector allocation within utilities and consumer staples, along with favorable positioning within communication services, were the leading contributors to performance.

Top detractors from performance:

  During the 12-month period, security selection within industrials, financials, health care, consumer discretionary and communication services, along with sector allocation decisions across several sectors, were the primary detractors from performance.

Class C:GCECX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	MSCI ACWI (net)
06/16	$10,000	$10,000
06/17	$12,080	$11,878
06/18	$13,272	$13,153
06/19	$14,483	$13,908
06/20	$14,313	$14,202
06/21	$19,625	$19,778
06/22	$15,643	$16,663
06/23	$17,823	$19,417
06/24	$20,020	$23,179
06/25	$22,879	$26,927
06/26	$24,165	$33,301

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	5.62%	4.25%	9.22%
Class C (with sales charges)	4.65%	4.25%	9.22%
MSCI ACWI (net)	23.67%	10.98%	12.78%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-global-core-equity-portfolio.C.01878T251.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$1,416,997,856
# of Portfolio Holdings	70
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$18,178,092

Class C:GCECX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$92,913,992	6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	$83,205,580	5.9%
Microsoft Corp.	$76,913,367	5.4%
Samsung Electronics Co., Ltd.	$70,255,552	5.0%
Amazon.com, Inc.	$64,831,817	4.6%
Alphabet, Inc. - Class C	$62,136,967	4.4%
Apple, Inc.	$45,684,446	3.2%
Thermo Fisher Scientific, Inc.	$31,911,063	2.2%
Anheuser-Busch InBev SA/NV	$31,621,765	2.2%
Visa, Inc. - Class A	$30,941,915	2.2%
Total	$590,416,464	41.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.2%
Financials	17.8%
Consumer Discretionary	11.5%
Health Care	9.8%
Industrials	8.8%
Consumer Staples	6.0%
Communication Services	5.7%
Materials	3.0%
Energy	2.9%
Real Estate	1.9%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
United States	64.6%
Taiwan	5.9%
United Kingdom	5.4%
South Korea	5.0%
Japan	3.0%
Belgium	2.2%
Germany	2.1%
China	2.0%
Denmark	2.0%
France	1.3%
Brazil	1.3%
Hong Kong	1.3%
Luxembourg	1.2%
Others	2.3%
Short-Term Investments	0.0%
Other assets less liabilities	0.4%
Total	100.0%

Class C:GCECX

3

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCECX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-C-0153-0626

Class C:GCECX

4

Class A:AUUAX

June 30, 2026

SCAN ME

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.33%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Highlights

Top contributors to performance:

  Overall security selection contributed to Fund performance.

Top detractors from performance:

  Sector allocation was the primary detractor during the reporting period.

Class A:AUUAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class A (with sales charges)	S&P 500 Index
06/16	$9,577	$10,000
06/17	$11,154	$11,790
06/18	$12,831	$13,484
06/19	$13,995	$14,889
06/20	$14,580	$16,006
06/21	$20,749	$22,536
06/22	$19,084	$20,144
06/23	$22,018	$24,091
06/24	$27,438	$30,006
06/25	$32,034	$34,556
06/26	$38,310	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class A (without sales charges)	19.59%	13.05%	14.87%
Class A (with sales charges)	14.51%	12.07%	14.38%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.A.01877E313.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Class A:AUUAX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-A-0153-0626

Class A:AUUAX

3

Advisor Class:AUUYX

June 30, 2026

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Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$119	1.08%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Highlights

Top contributors to performance:

  Overall security selection contributed to Fund performance.

Top detractors from performance:

  Sector allocation was the primary detractor during the reporting period.

Advisor Class:AUUYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Advisor Class	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,682	$11,790
06/18	$13,473	$13,484
06/19	$14,731	$14,889
06/20	$15,385	$16,006
06/21	$21,943	$22,536
06/22	$20,228	$20,144
06/23	$23,399	$24,091
06/24	$29,234	$30,006
06/25	$34,204	$34,556
06/26	$41,007	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Advisor Class	19.89%	13.32%	15.16%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.Advisor.01877E297.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Advisor Class:AUUYX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-ADV-0153-0626

Advisor Class:AUUYX

3

Class C:AUUCX

June 30, 2026

SCAN ME

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AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	2.09%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Highlights

Top contributors to performance:

  Overall security selection contributed to Fund performance.

Top detractors from performance:

  Sector allocation was the primary detractor during the reporting period.

Class C:AUUCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class C (with sales charges)	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,559	$11,790
06/18	$13,200	$13,484
06/19	$14,291	$14,889
06/20	$14,771	$16,006
06/21	$20,864	$22,536
06/22	$19,051	$20,144
06/23	$21,810	$24,091
06/24	$26,962	$30,006
06/25	$31,244	$34,556
06/26	$37,093	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class C (without sales charges)	18.72%	12.20%	14.01%
Class C (with sales charges)	17.72%	12.20%	14.01%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.C.01877E289.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Class C:AUUCX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-C-0153-0626

Class C:AUUCX

3

Class I:AUUIX

June 30, 2026

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Annual Shareholder Report

This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.06%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2026, all share classes of the Fund underperformed Standard & Poor's ("S&P") 500 Index (the "benchmark"), before sales charges.

The Portfolio's underperformance was driven by sector allocation, relative to the benchmark. An overweight to financials and underweight to technology detracted from performance, while underweights to consumer discretionary and real estate contributed. Investment decisions within communication services and energy detracted from relative performance, while health care and materials contributed.

Performance Highlights

Top contributors to performance:

  Overall security selection contributed to Fund performance.

Top detractors from performance:

  Sector allocation was the primary detractor during the reporting period.

Class I:AUUIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

Table Summary
	Class I	S&P 500 Index
06/16	$10,000	$10,000
06/17	$11,676	$11,790
06/18	$13,468	$13,484
06/19	$14,731	$14,889
06/20	$15,387	$16,006
06/21	$21,944	$22,536
06/22	$20,228	$20,144
06/23	$23,407	$24,091
06/24	$29,244	$30,006
06/25	$34,219	$34,556
06/26	$41,045	$42,271

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Class I	19.95%	13.34%	15.17%
S&P 500 Index	22.33%	13.41%	15.51%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/equities/ab-select-us-equity-portfolios.I.01877E271.html#performance for the most recent performance information.

Key Fund Statistics

Table Summary
Net Assets	$339,586,489
# of Portfolio Holdings	88
Portfolio Turnover Rate	195%
Total Advisory Fees Paid (Net)	$2,957,734

Class I:AUUIX

2

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$25,169,321	7.4%
Apple, Inc.	$19,653,621	5.8%
Alphabet, Inc. - Class A	$19,507,041	5.7%
Microsoft Corp.	$14,168,419	4.2%
Amazon.com, Inc.	$12,173,454	3.6%
Berkshire Hathaway, Inc. - Class B	$11,250,769	3.3%
Micron Technology, Inc.	$9,472,104	2.8%
Broadcom, Inc.	$9,326,270	2.7%
Applied Materials, Inc.	$8,434,518	2.5%
Visa, Inc. - Class A	$8,389,923	2.5%
Total	$137,545,440	40.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.5%
Financials	16.3%
Industrials	10.0%
Health Care	9.6%
Communication Services	9.4%
Consumer Discretionary	6.1%
Consumer Staples	4.6%
Energy	4.3%
Utilities	2.0%
Materials	1.6%
Short-Term Investments	2.6%
Other assets less liabilities	0.0%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-I-0153-0626

Class I:AUUIX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, John Lovito, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees		Audit-Related Fees	Tax Fees
AB Emerging Markets Multi-Asset Portfolio	2025	$60,657		$—	$41,516
	2026	$60,657	*	$—	$22,717	***
	2026	$23,050	**	$—	$14,387	****
AB Select US Equity Portfolio	2025	$36,240		$—	$25,616
	2026	$28,992		$—	$22,263
AB Global Core Equity Portfolio	2025	$44,022		$—	$52,152
	2026	$35,218		$—	$24,688
AB All China Equity Portfolio	2025	$35,674		$—	$25,275
	2026	$33,890		$—	$23,330

*	Audit fees for financial year end March 31, 2026.
**	Audit fees from April 2026 to June 2026 due to change in financial year end from March 31 to June 30.
***	Tax fees for financial year end March 31, 2026.
****	Tax fees from April 2026 to June 2026 due to change in financial year end from March 31 to June 30.

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates		Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Emerging Markets Multi-Asset Portfolio	2025	$1,268,773		$41,516
				$—
				$(41,516)
	2026	$1,210,052	*	$22,717 *
				$—
				$(22,717)
	2026	$293,637	**	$14,387 **
				$—
				$(14,387)
AB Select US Equity Portfolio	2025	$1,456,000		$25,616
				$—
				$(25,616)
	2026	$1,488,848		$22,263
				$—
				$(22,263)
AB Global Core Equity Portfolio	2025	$1,482,536		$52,152
				$—
				$(52,152)
	2026	$1,491,273		$24,688
				$—
				$(24,688)
AB All China Equity Portfolio	2025	$1,651,287		$25,275
				$—
				$(25,275)
	2026	$1,489,915		$23,330
				$—
				$(23,330)

*	Non-Audit fees for financial year end March 31, 2026.
**	Non-Audit fees from April 2026 to June 2026 due to change in financial year end from March 31 to June 30.

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

John Lovito	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB ALL CHINA EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 26.9%
Communications Equipment – 3.9%
Hengtong Optic-electric Co., Ltd. – Class A	27,700	$452,228
Zhongji Innolight Co., Ltd. – Class A	7,400	1,407,937

		1,860,165

Electronic Equipment, Instruments & Components – 12.6%
BOE Technology Group Co., Ltd. – Class A	526,000	675,956
Chaozhou Three-Circle Group Co., Ltd. – Class A	22,000	549,444
Eoptolink Technology, Inc. Ltd. – Class A	5,320	482,246
Kingboard Laminates Holdings Ltd. – Class H(a)	131,500	1,683,731
Shengyi Technology Co., Ltd. – Class A	52,600	1,356,131
TCL Technology Group Corp. – Class A	659,200	567,663
Wasion Holdings Ltd. – Class H	288,000	733,357

		6,048,528

Semiconductors & Semiconductor Equipment – 8.5%
Biwin Storage Technology Co., Ltd. – Class A	12,273	909,078
Cambricon Technologies Corp., Ltd. – Class A	4,628	1,094,957
Montage Technology Co., Ltd. – Class A	23,330	1,076,796
Montage Technology Co., Ltd. – Class H	795	47,548
TongFu Microelectronics Co., Ltd. – Class A	83,400	940,234

		4,068,613

Technology Hardware, Storage & Peripherals – 1.9%
Lenovo Group Ltd. – Class H	306,000	907,995

		12,885,301

Financials – 18.9%
Banks – 10.5%
Bank of Ningbo Co., Ltd. – Class A	286,300	1,252,136
China CITIC Bank Corp., Ltd. – Class H	1,958,000	1,662,148
China Merchants Bank Co., Ltd. – Class H	248,800	1,428,552
Chongqing Rural Commercial Bank Co., Ltd. – Class H	904,000	666,227

		5,009,063

Capital Markets – 1.4%
GF Securities Co., Ltd. – Class A	188,700	652,268

Financial Services – 1.6%
CSSC Hong Kong Shipping Co., Ltd. – Class H(a)(b)	2,848,000	784,368

Insurance – 5.4%
China Life Insurance Co., Ltd. – Class H	377,000	1,290,363
PICC Property & Casualty Co., Ltd. – Class H	370,000	678,958
Ping An Insurance Group Co. of China Ltd. – Class H	92,500	604,837

		2,574,158

		9,019,857

ABFunds.com	AB All China Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 13.3%
Automobiles – 0.9%
Geely Automobile Holdings Ltd. – Class H	209,000	$449,293

Broadline Retail – 6.7%
Alibaba Group Holding Ltd. – Class H	169,260	2,029,165
JD.com, Inc. – Class H	90,350	1,151,095

		3,180,260

Diversified Consumer Services – 0.8%
TAL Education Group (ADR)(c)	41,040	392,753

Hotels, Restaurants & Leisure – 3.1%
Atour Lifestyle Holdings Ltd. (ADR)	10,850	345,030
H World Group Ltd. – Class H	169,700	712,383
Yum China Holdings, Inc. – Class H	10,750	438,951

		1,496,364

Household Durables – 1.8%
Midea Group Co., Ltd. – Class A	38,200	425,548
TCL Electronics Holdings Ltd. – Class H(c)	250,000	412,493

		838,041

		6,356,711

Industrials – 11.5%
Electrical Equipment – 6.8%
Contemporary Amperex Technology Co., Ltd. – Class A	28,900	1,678,621
Jiangsu Zhongtian Technology Co., Ltd. – Class A	123,600	1,116,869
Zhejiang Chint Electrics Co., Ltd. – Class A	118,200	437,625

		3,233,115

Machinery – 4.7%
Lonking Holdings Ltd. – Class H	2,669,000	887,134
Weichai Power Co., Ltd. – Class A	337,700	1,368,196

		2,255,330

		5,488,445

Communication Services – 9.8%
Entertainment – 2.2%
NetEase, Inc. – Class H	41,100	1,055,521

Interactive Media & Services – 7.6%
Tencent Holdings Ltd. – Class H	66,050	3,644,808

		4,700,329

Health Care – 9.6%
Biotechnology – 0.6%
Ascletis Pharma, Inc. – Class H(b)(c)	203,000	274,174

Life Sciences Tools & Services – 3.7%
WuXi AppTec Co., Ltd. – Class A	96,351	1,771,581

2 AB All China Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 5.3%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. – Class A	138,700	$459,944
Dong-E-E-Jiao Co., Ltd. – Class A	66,000	441,446
Jiangsu Hengrui Pharmaceuticals Co., Ltd. – Class A	53,500	411,254
Jiangsu Hengrui Pharmaceuticals Co., Ltd. – Class H	2,760	20,421
Sino Biopharmaceutical Ltd. – Class H	977,000	552,092
Yunnan Baiyao Group Co., Ltd. – Class A	92,900	648,430

		2,533,587

		4,579,342

Materials – 6.3%
Chemicals – 1.3%
Zhejiang Longsheng Group Co., Ltd. – Class A	337,000	603,404

Construction Materials – 0.9%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. – Class A(c)	233,800	410,180

Metals & Mining – 3.4%
Aluminum Corp. of China Ltd. – Class H	319,000	306,374
Western Mining Co., Ltd. – Class A	106,100	427,210
Yunnan Aluminium Co., Ltd. – Class A	112,100	368,235
Zijin Mining Group Co., Ltd. – Class H	150,000	530,400

		1,632,219

Paper & Forest Products – 0.7%
Lee & Man Paper Manufacturing Ltd. – Class H	967,000	354,357

		3,000,160

Consumer Staples – 0.9%
Food Products – 0.9%
Anjoy Foods Group Co., Ltd. – Class A	37,600	444,233

Real Estate – 0.9%
Real Estate Management & Development – 0.9%
KE Holdings, Inc. – Class H	86,300	415,194

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
PetroChina Co., Ltd. – Class H	366,000	395,010

Total Common Stocks (cost $40,433,218)		47,284,582

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(d)(e)(f) (cost $418,486)	418,486	418,486

ABFunds.com	AB All China Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.0%
ANZ, Hong Kong 1.76%, 07/02/2026 (cost $7,458)	HKD	58	$7,458

Total Short-Term Investments (cost $425,944)			425,944

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $40,859,162)			47,710,526

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(d)(e)(f) (cost $2,407,484)		2,407,484	2,407,484

Total Investments – 104.8% (cost $43,266,646)			50,118,010
Other assets less liabilities – (4.8)%			(2,316,440)

Net Assets – 100.0%			$47,801,570

(a)	Represents entire or partial securities out on loan.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $1,058,542 or 2.21% of net assets.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.

Currency Abbreviations:

HKD – Hong Kong Dollar

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

4 AB All China Equity Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $40,440,676)	$47,292,040	(a)
Affiliated issuers (cost $2,825,970—including investment of cash collateral for securities loaned of $2,407,484)	2,825,970
Foreign currencies, at value (cost $24,887)	24,925
Unaffiliated dividends receivable	291,567
Receivable due from Adviser	63,498
Affiliated dividends receivable	1,696
Receivable for capital stock sold	677

Total assets	50,500,373

Liabilities
Due to Custodian	122
Payable for collateral received on securities loaned	2,407,484
Administrative fee payable	77,918
Advisory fee payable	37,774
Directors’ fee payable	4,527
Payable for capital stock redeemed	3,025
Transfer Agent fee payable	3,000
Distribution fee payable	85
Accrued expenses	164,868

Total liabilities	2,698,803

Net Assets	$47,801,570

Composition of Net Assets
Capital stock, at par	$472
Additional paid-in capital	86,044,411
Accumulated loss	(38,243,313)

	$47,801,570

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$413,191	40,594	$10.18	*

Advisor	$47,388,379	4,681,692	$10.12

(a)	Includes securities on loan with a value of $2,330,075 (See Note E).

*	The maximum offering price per share for Class A shares was $10.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB All China Equity Portfolio 5

STATEMENT OF OPERATIONS

	For the Period December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $47,270 and $97,986, respectively)	$741,832	$1,310,926
Affiliated issuers	10,632	27,416
Securities lending income, net	5,366	3,318
Interest	54	339

Total income	757,884	1,341,999
Expenses
Advisory fee (see Note B)	283,481	501,323
Transfer agency—Class A	106	134
Transfer agency—Advisor Class	12,005	20,032
Distribution fee—Class A	652	884
Audit and tax	57,835	63,517
Administrative	56,758	98,481
Custody and accounting	43,290	88,059
Registration fees	32,409	35,485
Legal	27,789	42,197
Printing	23,990	21,502
Directors’ fees	8,965	16,804
Miscellaneous	10,485	21,398

Total expenses	557,765	909,816
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(183,781)	(248,287)

Net expenses	373,984	661,529

Net investment income	383,900	680,470

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	4,820,305	11,418,093
Foreign currency transactions	(5,614)	(10,784)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,366,683)	2,576,794
Foreign currency denominated assets and liabilities	(47)	(178)

Net gain on investment and foreign currency transactions	447,961	13,983,925

Net Increase in Net Assets from Operations	$831,861	$14,664,395

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

6 AB All China Equity Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	For the Period December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$383,900	$680,470	$1,346,850
Net realized gain (loss) on investment and foreign currency transactions	4,814,691	11,407,309	(4,906,819)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(4,366,730)	2,576,616	11,675,393

Net increase in net assets from operations	831,861	14,664,395	8,115,424
Distributions to Shareholders
Class A	(19,454)	(8,542)	(12,144)
Advisor Class	(2,480,699)	(1,665,258)	(2,310,928)
Capital Stock Transactions
Net decrease	(2,766,572)	(19,528,463)	(40,359,032)

Total decrease	(4,434,864)	(6,537,868)	(34,566,680)
Net Assets
Beginning of period	52,236,434	58,774,302	93,340,982

End of period	$47,801,570	$52,236,434	$58,774,302

(a)	The Fund changed its fiscal year end from November 30 to June 30.

See notes to financial statements.

ABFunds.com	AB All China Equity Portfolio 7

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB All China Equity Portfolio (the “Fund”), a diversified portfolio. Effective June 1, 2026, the Fund changed its fiscal year end from November 30 to June 30. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares. Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares are not currently being offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc.

8 AB All China Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

(“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these

ABFunds.com	AB All China Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB All China Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$	– 0	–	$12,885,301		$	– 0	–	$12,885,301
Financials		1,450,595		7,569,262			– 0	–	9,019,857
Consumer Discretionary		1,187,076		5,169,635			– 0	–	6,356,711
Industrials		– 0	–	5,488,445			– 0	–	5,488,445
Communication Services		– 0	–	4,700,329			– 0	–	4,700,329
Health Care		– 0	–	4,579,342			– 0	–	4,579,342
Materials		– 0	–	3,000,160			– 0	–	3,000,160
Consumer Staples		– 0	–	444,233			– 0	–	444,233
Real Estate		– 0	–	415,194			– 0	–	415,194
Energy		– 0	–	395,010			– 0	–	395,010
Short-Term Investments:
Investment Companies		418,486		– 0	–		– 0	–	418,486
Time Deposits		7,458		– 0	–		– 0	–	7,458
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,407,484		– 0	–		– 0	–	2,407,484

Total Investments in Securities		5,471,099		44,646,911	+		– 0	–	50,118,010
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total		$5,471,099		$44,646,911		$	– 0	–	$50,118,010

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end

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NOTES TO FINANCIAL STATEMENTS (continued)

exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund’s investments in Chinese securities may be subject to a 10% Chinese Withholding Income Tax (“WIT”) on any dividends, interest or other income from Chinese sources, unless the statutory WIT of 10% is subject to reduction or exemption in accordance with the applicable tax treaty signed with China or domestic regulation.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .95% of Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”), to 1.50% and 1.25% of the daily average net assets for Class A and Advisor Class, respectively. The Expense Caps will extend through February 28, 2027, and then may be extended by the Adviser for additional one year terms. For the period ended June 30, 2026 and the year ended November 30, 2025, such reimbursements amounted to $182,813 and $246,753, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended November 30, 2025, the reimbursement for such services amounted to $56,758 and $98,481, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $10,500 and $18,000, respectively, for the period ended June 30, 2026 and the year ended November 30, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained no front-end sales charges from the sale of Class A shares and received no contingent deferred sales charges imposed upon redemptions by shareholders of Class A for the period ended June 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money

14 AB All China Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended November 30, 2025, such waiver amounted to $628 and $1,344, respectively.

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 11/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,351		$12,305	$13,237	$419	$11
AB Government Money Market Portfolio*	– 0	–	6,155	3,748	2,407	5

Total					$2,826	$16

*	Investment of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2025 is as follows:

Fund	Market Value 11/30/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$446		$20,064	$19,159	$1,351		$27
AB Government Money Market Portfolio*	– 0	–	5,833	5,833	– 0	–	3

Total					$1,351		$30

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$33,729,455		$37,918,349
U.S. government securities	– 0	–	– 0	–

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$58,884,947		$80,844,539
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$44,054,091

Gross unrealized appreciation	$9,797,860
Gross unrealized depreciation	(3,733,941)

Net unrealized appreciation	$6,063,919

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the period ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The

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NOTES TO FINANCIAL STATEMENTS (continued)

Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the secu-

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NOTES TO FINANCIAL STATEMENTS (continued)

rities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

						AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$2,330,075	$2,407,484	$	– 0	–	$784	$4,582	$340

*	As of June 30, 2026.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2025 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$519	$2,799	$190

*	As of November 30, 2025.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Class A
Shares sold	3,667	7,307	3,378	$38,941	$76,271	$30,426

Shares issued in reinvestment of dividends	1,911	1,057	1,701	19,454	8,542	12,142

Shares redeemed	(6,060)	(17,667)	(43,121)	(61,383)	(148,008)	(354,022)

Net decrease	(482)	(9,303)	(38,042)	$(2,988)	$(63,195)	$(311,454)

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024	December 1, 2025 to June 30, 2026(a)	Year Ended November 30, 2025	Year Ended November 30, 2024

Advisor Class
Shares sold	249,967	332,172	1,025,916	$2,589,798	$2,918,994	$7,428,283

Shares issued in reinvestment of dividends	213,686	185,772	289,111	2,160,362	1,493,608	2,075,642

Shares redeemed	(726,616)	(2,738,323)	(6,807,427)	(7,513,744)	(23,877,870)	(49,551,503)

Net decrease	(262,963)	(2,220,379)	(5,492,400)	$(2,763,584)	$(19,465,268)	$(40,047,578)

(a)	The Fund changed its fiscal year end from November 30 to June 30.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. Investments in emerging market countries such as China may involve more risk than investments in developed countries because the markets in emerging market countries are less developed and less liquid and are subject to increased economic, political, regulatory, or other uncertainties. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction in government or central bank support.

China/Single Country Risk—Investments in issuers located in a particular country or geographic region typically involve more risk than investments in U.S. issuers because of particular market factors affecting that country or region, including political instability, geopolitical risks or unpredictable economic conditions. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of

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NOTES TO FINANCIAL STATEMENTS (continued)

the securities of an issuer held by the Fund to decrease significantly. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. In addition, the Fund’s investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or confiscatory taxation could adversely affect the performance of such companies and therefore investments by the Fund in those companies. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Investments in China A shares are subject to various licenses and quotas that may restrict daily trading and to additional risks that could affect liquidity compared to investments in companies in developed markets. Investments in China H shares are subject to the risk that the performance of the Hong Kong stock market may have little to no correlation to the performance of the Chinese stock market, and the Hong Kong stock market may behave differently from the Chinese stock market. Risks of investments in companies based in Hong Kong include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S. economy, which makes these investments vulnerable to changes in these economies.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in equity securities denominated in foreign currencies or reduce the Fund’s returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Depositary Receipts Risk—Investing in depositary receipts involves risks that are similar to the risks of direct investments in foreign securities. For example, investing in depositary receipts may involve risks relating to political, economic or regulatory conditions in foreign countries. In addition, the issuers of the securities underlying certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts.

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NOTES TO FINANCIAL STATEMENTS (continued)

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials and information technology sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal period ended June 30, 2026 and tax years ended November 30, 2025 and November 30, 2024 were as follows:

	December 1, 2025 to June 30, 2026	Year ended November 30, 2025	Year ended November 30, 2024
Distributions paid from:
Ordinary income	$2,500,153	$1,673,800	$2,323,072

Total taxable distributions paid	$2,500,153	$1,673,800	$2,323,072

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$123,960
Accumulated capital and other losses	(44,431,039	)(a)
Unrealized appreciation (depreciation)	6,063,766	(b)

Total accumulated earnings (deficit)	$(38,243,313)

(a)

As of June 30, 2026, the Fund had a net capital loss carryforward of $44,431,039. During the fiscal year, the Fund utilized $4,747,558 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund had a net short-term capital loss carryforward of $21,078,720 and a net long-term capital loss carryforward of $23,352,319, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

22 AB All China Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.52	$ 8.18	$ 7.30	$ 8.04	$ 11.51	$ 12.58

Income From Investment Operations

Net investment income(b)(c)	.06	.10	.14	.10	.08	.09

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.07	2.46	.88	(.75)	(3.38)	(1.13)

Net increase (decrease) in net asset value from operations	.13	2.56	1.02	(.65)	(3.30)	(1.04)

Less: Dividends and Distributions

Dividends from net investment income	(.47)	(.22)	(.14)	(.09)	(.09)	(.03)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.47)	(.22)	(.14)	(.09)	(.17)	(.03)

Net asset value, end of period	$ 10.18	$ 10.52	$ 8.18	$ 7.30	$ 8.04	$ 11.51

Total Return

Total investment return based on net asset value(d)	1.27%	32.17%	14.20	%*	(8.20)%	(29.09)%	(8.30)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$413	$432	$412	$645	$1,650	$2,148

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.44%

Expenses, before waivers/ reimbursements(e)	2.12	%(f)	1.97%	1.86%	1.59%	1.50%	1.45%

Net investment income(c)	1.00	%(f)	1.09%	1.79%	1.30%	.87%	.70%

Portfolio turnover rate	67%	113%	101%	86%	57%	75%

See footnote summary on page 25.

ABFunds.com	AB All China Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
December 1, 2025 to June 30, 2026(a)	Year Ended November 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 10.48	$ 8.15	$ 7.32	$ 8.07	$ 11.56	$ 12.63

Income From Investment Operations

Net investment income(b)(c)	.08	.12	.15	.12	.10	.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.07	2.45	.89	(.76)	(3.39)	(1.15)

Net increase (decrease) in net asset value from operations	.15	2.57	1.04	(.64)	(3.29)	(1.01)

Less: Dividends and Distributions

Dividends from net investment income	(.51)	(.24)	(.21)	(.11)	(.12)	(.06)

Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	– 0	–	(.08)	– 0	–

Total dividends and distributions	(.51)	(.24)	(.21)	(.11)	(.20)	(.06)

Net asset value, end of period	$ 10.12	$ 10.48	$ 8.15	$ 7.32	$ 8.07	$ 11.56

Total Return

Total investment return based on net asset value(d)	1.38%	32.45%	14.57	%*	(8.02)%	(28.93)%	(8.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,389	$51,804	$58,362	$92,696	$120,858	$185,108

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.25	%(f)	1.25%	1.26%	1.25%	1.25%	1.20%

Expenses, before waivers/ reimbursements(e)	1.87	%(f)	1.72%	1.60%	1.35%	1.25%	1.20%

Net investment income(c)	1.29	%(f)	1.29%	1.94%	1.51%	1.11%	1.06%

Portfolio turnover rate	67%	113%	101%	86%	57%	75%

See footnote summary on page 25.

24 AB All China Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from November 30 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	December 1, 2025 to June 30, 2026(a)(f)	Year Ended November 30,
		2025	2024	2023	2022	2021
Class A
Net of waivers/reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%	1.44%
Before waivers/reimbursements	2.12%	1.97%	1.86%	1.59%	1.50%	1.45%
Advisor Class
Net of waivers/reimbursements	1.25%	1.25%	1.25%	1.25%	1.25%	1.20%
Before waivers/reimbursements	1.87%	1.72%	1.60%	1.35%	1.25%	1.20%

(f)	Annualized.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended November 30, 2024 by .02%.

See	notes to financial statements.

ABFunds.com	AB All China Equity Portfolio 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB All China Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB All China Equity Portfolio (the “Fund”), (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the statements of changes in net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025, the financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the period from December 1, 2025 to June 30, 2026 and for the year ended November 30, 2025, the changes in its net assets for the period from December 1, 2025 to June 30, 2026 and for each of the two years in the period ended November 30, 2025 and its financial highlights for the period from December 1, 2025 to June 30, 2026 and for each of the five years in the period ended November 30, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

26 AB All China Equity Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB All China Equity Portfolio 27

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2026.

For the taxable year ended June 30, 2026, the Fund designates 42.84% as the maximum amount that may be considered qualified dividend income for individual shareholders.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2026, $47,238 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $416,299. The Fund designates $3,024 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

28 AB All China Equity Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB All China Equity Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement and their automatic termination.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve

ABFunds.com	AB All China Equity Portfolio 29

investment performance or reduce expense ratios. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the

30 AB All China Equity Portfolio	ABFunds.com

Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the

ABFunds.com	AB All China Equity Portfolio 31

Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all

32 AB All China Equity Portfolio	ABFunds.com

expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater

ABFunds.com	AB All China Equity Portfolio 33

entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do

34 AB All China Equity Portfolio	ABFunds.com

not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB All China Equity Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they

ABFunds.com	AB All China Equity Portfolio 35

have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

36 AB All China Equity Portfolio	ABFunds.com

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended

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February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

38 AB All China Equity Portfolio	ABFunds.com

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB All China Equity Portfolio 39

NOTES

40 AB All China Equity Portfolio	ABFunds.com

AB ALL CHINA EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ACE-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS
MULTI-ASSET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 64.2%
Information Technology – 27.8%
Communications Equipment – 0.3%
Accton Technology Corp.	7,600	$606,193

Electronic Equipment, Instruments & Components – 2.0%
Delta Electronics, Inc.	47,100	2,958,058
Elite Material Co., Ltd.	2,000	345,761
Gold Circuit Electronics Ltd.	1,000	38,404
Tripod Technology Corp.	7,000	115,294
WT Microelectronics Co., Ltd.	1,000	6,777
Yageo Corp.	5,000	182,395

		3,646,689

IT Services – 0.1%
HCL Technologies Ltd.	18,288	207,724

Semiconductors & Semiconductor Equipment – 17.8%
ASE Technology Holding Co., Ltd.	48,600	1,084,585
ASPEED Technology, Inc.	1,000	527,658
MediaTek, Inc.	2,000	272,529
Novatek Microelectronics Corp.	8,000	135,294
Phison Electronics Corp.	1,000	77,433
Realtek Semiconductor Corp.	13,000	331,819
SK hynix, Inc.	4,908	8,660,571
SK hynix, Inc. (GDR)(a)	710	1,214,419
Taiwan Semiconductor Manufacturing Co., Ltd.	246,550	19,450,399
United Microelectronics Corp.	15,000	80,457
Vanguard International Semiconductor Corp.	9,000	62,143

		31,897,307

Software – 0.1%
Oracle Financial Services Software Ltd.	1,177	134,259

Technology Hardware, Storage & Peripherals – 7.5%
Asia Vital Components Co., Ltd.	9,100	736,101
Samsung Electronics Co., Ltd.	54,586	12,112,483
Samsung Electronics Co., Ltd. (Preference Shares)	3,226	454,938
Wiwynn Corp.	1,000	147,720

		13,451,242

		49,943,414

Financials – 12.0%
Banks – 10.7%
Absa Group Ltd.	8,867	123,539
Abu Dhabi Islamic Bank PJSC	70,726	398,591
Banco del Bajio SA(a)	15,100	48,916
Bank of Baroda	249,135	717,925
Bank of Ningbo Co., Ltd. – Class A	54,100	236,607
Bank Polska Kasa Opieki SA	12,846	782,654

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Bank Rakyat Indonesia Persero Tbk PT	761,800	$116,642
Canara Bank	1,391,416	1,854,303
China CITIC Bank Corp., Ltd. – Class H	2,454,000	2,083,203
China Construction Bank Corp. – Class H	387,000	399,172
China Merchants Bank Co., Ltd. – Class H	411,500	2,362,737
Chongqing Rural Commercial Bank Co., Ltd. – Class H	26,000	19,161
Emirates NBD Bank PJSC	143,901	1,159,789
Erste Bank Polska SA	741	127,107
Grupo Financiero Banorte SAB de CV	210,400	2,228,225
ICICI Bank Ltd.	181,981	2,665,498
Industrial Bank of Korea	9,321	120,458
Itau Unibanco Holding SA	7,500	64,317
Itau Unibanco Holding SA (Preference Shares)	249,787	2,040,954
Komercni Banka AS	2,605	119,457
Malayan Banking Bhd	27,400	72,538
Nedbank Group Ltd.	16,627	274,021
Piraeus Bank SA(b)	77,658	808,331
Sberbank of Russia PJSC(b)(c)(d)(e)	138,696	– 0	–
SCB X PCL	29,100	129,643
SinoPac Financial Holdings Co., Ltd.	236	298
Standard Bank Group Ltd.	6,612	130,522
Union Bank of India Ltd.	107,106	195,465

		19,280,073

Capital Markets – 0.7%
Banco BTG Pactual SA	76,400	800,511
Korea Investment Holdings Co., Ltd.	781	113,132
NH Investment & Securities Co., Ltd.	6,229	119,759
Samsung Securities Co., Ltd.	1,515	107,805

		1,141,207

Consumer Finance – 0.1%
Muthoot Finance Ltd.	7,529	238,987

Financial Services – 0.1%
Bladex, Inc.	509	31,288
Far East Horizon Ltd. – Class H	131,000	89,596
FirstRand Ltd.	4,041	24,019

		144,903

Insurance – 0.4%
BB Seguridade Participacoes SA	17,800	135,061
Caixa Seguridade Participacoes S/A	35,700	136,305
China Taiping Insurance Holdings Co., Ltd. – Class H	48,400	111,863
DB Insurance Co., Ltd.	772	67,266
New China Life Insurance Co., Ltd. – Class A	12,500	110,167
Powszechny Zaklad Ubezpieczen SA	5,739	100,286

		660,948

		21,466,118

2 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Discretionary – 5.4%
Automobile Components – 0.4%
Huayu Automotive Systems Co., Ltd. – Class A	354,000	$810,693

Automobiles – 1.5%
Geely Automobile Holdings Ltd. – Class H	190,000	408,449
Hero MotoCorp Ltd.	13,009	660,940
Kia Corp.	17,609	1,590,404

		2,659,793

Broadline Retail – 0.2%
Alibaba Group Holding Ltd. – Class H	29,500	353,659

Diversified Consumer Services – 0.9%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	34,690	1,592,618

Hotels, Restaurants & Leisure – 0.1%
Allwyn AG	8,049	128,229

Household Durables – 0.9%
Hisense Visual Technology Co., Ltd. – Class A	88,100	362,317
Midea Group Co., Ltd. – Class A	97,800	1,089,492
Midea Group Co., Ltd. – Class H	10,500	110,952

		1,562,761

Leisure Products – 1.1%
H World Group Ltd. (ADR)	47,403	1,977,653

Specialty Retail – 0.1%
Jarir Marketing Co.	44,272	197,479
Truworths International Ltd.	13,142	45,565

		243,044

Textiles, Apparel & Luxury Goods – 0.2%
Bosideng International Holdings Ltd. – Class H	532,000	291,128
Yue Yuen Industrial Holdings Ltd. – Class H	66,000	103,275

		394,403

		9,722,853

Energy – 4.0%
Energy Equipment & Services – 0.0%
Ades Holding Co.	4,406	21,835

Oil, Gas & Consumable Fuels – 4.0%
Alamtri Resources Indonesia Tbk PT	1,013,400	128,447
Gazprom PJSC(b)(c)(d)(e)	153,780	– 0	–
Hindustan Petroleum Corp., Ltd.	91,319	381,614
LUKOIL PJSC(b)(c)(d)(e)	18,789	– 0	–
Oil India Ltd.	23,970	105,714

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ORLEN SA	59,209	$1,990,815
PetroChina Co., Ltd. – Class H	1,708,000	1,843,379
Petroleo Brasileiro SA – Petrobras	1,800	14,568
Petroleo Brasileiro SA – Petrobras (Preference Shares)	315,800	2,312,388
Petroleo Brasileiro SA – Petrobras (Sponsored ADR)	13,304	214,993
PTT Exploration & Production PCL	1,400	5,647
Shaanxi Coal Industry Co., Ltd. – Class A	30,700	91,967
Turkiye Petrol Rafinerileri AS	23,752	115,435
Vedanta Oil & Gas Ltd.(b)	14,502	4,948

		7,209,915

		7,231,750

Industrials – 3.8%
Construction & Engineering – 0.1%
Enka Insaat ve Sanayi AS	58,922	114,550
United Integrated Services Co., Ltd.	1,000	42,115

		156,665

Electrical Equipment – 0.8%
Bharat Heavy Electricals Ltd.	19,660	86,217
Contemporary Amperex Technology Co., Ltd. – Class A	20,400	1,184,909
LS Corp.	169	40,707
LS Electric Co., Ltd.	103	16,157
Ningbo Deye Technology Corp. – Class A	7,180	112,549

		1,440,539

Industrial Conglomerates – 0.3%
Astra International Tbk PT	382,300	96,644
Industries Qatar QSC	7,490	22,628
Sime Darby Bhd	244,500	128,734
SK Square Co., Ltd.(b)	174	196,770
SK, Inc.	288	157,929

		602,705

Machinery – 1.2%
Cummins India Ltd.	2,067	124,561
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	2,877	656,583
Yutong Bus Co., Ltd. – Class A	343,499	1,358,451

		2,139,595

Marine Transportation – 0.1%
COSCO SHIPPING Holdings Co., Ltd. – Class A	5,700	11,148
COSCO SHIPPING Holdings Co., Ltd. – Class H	59,000	98,029

		109,177

Passenger Airlines – 1.2%
Latam Airlines Group SA (ADR)(b)(f)	37,633	2,192,875

Professional Services – 0.0%
HeadHunter Group PLC (ADR)(b)(c)(d)	18,930	– 0	–

4 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.0%
Posco International Corp.	3,008	$95,426

Transportation Infrastructure – 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	3,875	97,919

		6,834,901

Materials – 3.2%
Chemicals – 1.0%
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,398	134,298
Ningxia Baofeng Energy Group Co., Ltd. – Class A	33,300	99,617
PhosAgro PJSC (GDR REG S)(b)(c)(d)(g)	4,393	– 0	–
PhosAgro PJSC (GDR)(b)(c)(d)(g)	28	– 0	–
SABIC Agri-Nutrients Co.	3,502	115,366
Yunnan Yuntianhua Co., Ltd. – Class A	261,900	1,175,559
Zangge Mining Co., Ltd. – Class A	10,400	106,967
Zhejiang NHU Co., Ltd. – Class A	27,700	116,117

		1,747,924

Construction Materials – 0.1%
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. – Class A(b)	64,000	112,282

Metals & Mining – 2.1%
China Hongqiao Group Ltd. – Class H	70,000	180,512
Citic Pacific Special Steel Group Co., Ltd. – Class A	50,400	93,888
Gold Fields Ltd. (Sponsored ADR)	11,780	395,690
Hindustan Zinc Ltd.	19,275	109,049
Kumba Iron Ore Ltd.	6,415	113,877
MMC Norilsk Nickel PJSC (ADR)(b)(c)(d)	3,568	– 0	–
National Aluminium Co., Ltd.	304,202	1,097,968
NMDC Ltd.	119,299	107,557
Polyus PJSC (GDR)(b)(c)(d)(e)	284	– 0	–
Press Metal Aluminium Holdings Bhd	777,100	1,466,771
Tata Steel Ltd.	41,757	83,108
Vedanta Aluminium Metal Ltd.(b)	14,502	69,018
Vedanta Iron & Steel Ltd.(b)	14,502	5,463
Vedanta Ltd.	35,857	106,866

		3,829,767

		5,689,973

Consumer Staples – 3.1%
Beverages – 1.5%
Fomento Economico Mexicano SAB de CV	202,200	2,584,229

Food & Staples Retailing – 0.0%
Magnit PJSC(b)(c)(d)(e)	1,178	– 0	–

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 5

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Food Products – 0.4%
AVI Ltd.	74,868	$459,492
JBS NV – Class A	10,229	121,214
MBRF Global Foods Co. SA	40,100	140,054

		720,760

Household Products – 1.2%
Colgate-Palmolive Co.	24,120	2,211,322

		5,516,311

Communication Services – 2.9%
Diversified Telecommunication Services – 0.7%
KT Corp. (Sponsored ADR)	71,240	1,231,027
LG Uplus Corp.	9,874	89,148

		1,320,175

Interactive Media & Services – 0.6%
NAVER Corp.	1,995	258,859
Tencent Holdings Ltd. – Class H	16,200	893,957

		1,152,816

Media – 0.1%
Cheil Worldwide, Inc.	8,475	99,984

Wireless Telecommunication Services – 1.5%
Advanced Info Service PCL	1,400	15,466
Bharti Airtel Ltd.	53,483	1,049,389
Mobile Telecommunications Co. KSCP	61,642	121,325
PLDT, Inc.	1,100	20,242
TIM SA/Brazil	348,400	1,475,991

		2,682,413

		5,255,388

Real Estate – 1.5%
Diversified REITs – 0.1%
Fibra Uno Administracion SA de CV	74,800	128,534

Real Estate Management & Development – 1.4%
Emaar Development PJSC	279,406	1,052,689
Emaar Properties PJSC	476,629	1,549,135

		2,601,824

		2,730,358

Utilities – 0.3%
Electric Utilities – 0.1%
Manila Electric Co.	13,200	122,601
Power Grid Corp. of India Ltd.	25,429	76,941

		199,542

6 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Gas Utilities – 0.1%
ENN Natural Gas Co., Ltd. – Class A		42,400	$98,492

Independent Power and Renewable Electricity Producers – 0.1%
Huaneng Power International, Inc. – Class H		126,000	88,128
NTPC Ltd.		19,885	75,201
Vedanta Power Ltd.(b)		14,502	6,188
Zhejiang Zheneng Electric Power Co., Ltd. – Class A		129,800	100,771

			270,288

			568,322

Health Care – 0.2%
Pharmaceuticals – 0.2%
Sino Biopharmaceutical Ltd. – Class H		736,000	415,905

Total Common Stocks (cost $74,330,683)			115,375,293

		Principal Amount (000)
FIXED INCOME – 22.8%
Sovereign Bonds – 13.8%
Angolan Government International Bond 9.875%, 03/31/2037(a)	U.S.$	647	666,814
Argentine Republic Government International Bond 0.75%, 07/09/2030(h)		429	379,979
4.125%, 07/09/2035(h)		689	551,886
5.00%, 01/09/2038(h)		654	546,176
Bahamas Government International Bond 8.25%, 06/24/2036(a)		200	224,468
Bahrain Government International Bond 7.10%, 02/03/2038(a)		236	229,583
Benin Sukuk SA 6.20%, 01/29/2033(a)		200	194,154
CBB International Sukuk Programme Co. WLL 5.87%, 02/06/2034(a)		242	234,273
6.12%, 09/03/2034(a)		236	231,502
Chile Electricity Lux MPC II SARL 5.58%, 10/20/2035(a)		196	198,023
Colombia Government International Bond 5.00%, 06/15/2045		542	433,193
6.50%, 01/21/2033		200	202,968
7.50%, 02/02/2034		256	273,344
7.75%, 11/07/2036		340	370,940
8.00%, 04/20/2033		400	438,240

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)	U.S.$	249	$263,815
Congolese International Bond Series 8Y 9.50%, 05/26/2036(a)		343	331,338
Dominican Republic International Bond 4.875%, 09/23/2032(a)		700	665,700
5.75%, 03/17/2034(a)		465	458,490
6.00%, 02/22/2033(a)		219	220,588
6.60%, 06/01/2036(a)		306	319,357
6.95%, 03/15/2037(a)		560	594,471
8.625%, 04/20/2027(a)		67	68,333
DRC International Bond 8.75%, 04/16/2032(a)		210	216,665
9.50%, 04/16/2037(a)		207	215,539
Eagle Funding Luxco SARL 5.50%, 08/17/2030(a)		374	374,566
Ecuador Government International Bond 5.00%, 07/31/2040(a)(h)		423	354,926
6.90%, 07/31/2035(a)(h)		365	335,049
Egypt Government International Bond 7.60%, 03/01/2029(a)(h)		600	616,200
8.50%, 01/31/2047(a)		224	219,258
8.70%, 03/01/2049(a)		235	232,426
El Salvador Government International Bond 7.65%, 06/15/2035(a)		363	374,853
8.625%, 02/28/2029(a)		349	367,856
9.50%, 07/15/2052(a)		150	168,984
Georgia Government International Bond 5.125%, 01/28/2031(a)		200	194,650
Ghana Government International Bond Zero Coupon, 07/03/2026(a)		6	5,516
Zero Coupon, 01/03/2030(a)		63	56,305
5.00%, 07/03/2035(a)(h)		341	316,694
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		210	212,428
Hungary Government International Bond 6.75%, 09/25/2052(a)		238	259,884
Indonesia Government International Bond 3.05%, 03/12/2051		213	136,086
3.20%, 09/23/2061		211	129,168
4.20%, 10/15/2050		200	156,750
Ivory Coast Government International Bond 7.625%, 01/30/2033(a)		271	289,658
Jordan Government International Bond 7.50%, 01/13/2029(a)		200	208,900
7.75%, 01/15/2028(a)		330	341,161

8 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lebanon Government International Bond Series 10Y 6.00%, 01/27/2023(a)(b)(i)	U.S.$	36	$8,820
6.85%, 03/23/2027(a)(b)(j)		657	164,250
8.25%, 04/12/2021(a)(b)(i)		43	11,395
Series E 6.10%, 10/04/2022(a)(b)(i)		216	52,929
Mexico Government International Bond 5.625%, 09/22/2035		485	471,396
6.25%, 08/27/2037		777	776,301
Nigeria Government International Bond 8.375%, 03/24/2029(a)		200	210,720
9.13%, 01/13/2046(a)		260	288,210
Oman Government International Bond 7.375%, 10/28/2032(a)		200	226,104
Pakistan Government International Bond 8.875%, 04/08/2051(a)		200	202,175
Panama Government International Bond 3.87%, 07/23/2060		570	393,642
4.30%, 04/29/2053		424	327,540
5.66%, 02/23/2038		387	386,101
Paraguay Government International Bond 5.40%, 03/30/2050(a)		249	229,547
Republic of Kenya Government International Bond 7.875%, 02/26/2034(a)		511	508,445
Republic of South Africa Government International Bond Series 30Y 5.65%, 09/27/2047		568	480,315
Romanian Government International Bond 3.00%, 02/14/2031(a)		164	146,801
3.625%, 03/27/2032(a)		596	534,737
4.00%, 02/14/2051(a)		210	142,584
5.75%, 09/16/2030(a)		178	178,863
5.75%, 03/24/2035(a)		134	129,854
5.875%, 01/30/2029(a)		160	161,057
6.625%, 05/16/2036(a)		170	173,867
7.50%, 02/10/2037(a)		280	303,240
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		682	365,416
6.75%, 03/13/2048(a)		200	103,750
Serbia International Bond 5.50%, 05/06/2036(a)		616	604,160
Sri Lanka Government International Bond 3.35%, 03/15/2033(a)(h)		377	361,402
3.60%, 05/15/2036(a)(h)		8	8,224
4.00%, 04/15/2028(a)		107	103,213

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Trinidad & Tobago Government International Bond 6.40%, 06/26/2034(a)	U.S.$	404	$413,898
Turkiye Government International Bond Series 10Y 5.875%, 06/26/2031		328	321,286
Series 31Y 6.625%, 02/17/2045		200	182,370
6.50%, 01/03/2035		287	280,543
6.95%, 09/16/2035		200	200,720
7.125%, 07/17/2032		200	204,950
7.25%, 05/29/2032		200	205,816
Ukraine Government International Bond Zero Coupon, 02/01/2035(a)(h)		151	90,284
4.50%, 02/01/2029(a)(h)		147	123,876
4.50%, 02/01/2034(a)(h)		209	146,191
4.50%, 02/01/2035(a)(h)		408	281,916
4.50%, 02/01/2036(a)(h)		213	145,534
Venezuela Government International Bond 12.75%, 08/23/2022(a)(b)(i)		414	231,275

			24,764,874

Corporate Bonds – 4.4%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		185	175,005
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		200	204,813
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)(g)(j)		400	246,380
Champion MTN Ltd. Series E 2.95%, 06/15/2030(a)		200	177,917
COX Asset Mexico SA de CV 7.125%, 01/08/2032(a)		200	202,799
Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	492	157,522
Ecopetrol SA 5.875%, 05/28/2045	U.S.$	120	98,802
5.875%, 11/02/2051		653	522,534
8.375%, 01/19/2036		448	482,048
8.625%, 01/19/2029		700	743,855
Empresa Distribuidora Y Comercializadora Norte 9.75%, 10/24/2030(a)		19	20,044
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		271	255,068
8.375%, 11/08/2027(a)	COP	418,000	113,090

10 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Grupo Televisa SAB 6.625%, 01/15/2040	U.S.$	27	$23,700
8.50%, 03/11/2032		20	21,475
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)		200	200,894
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		255	242,126
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		200	200,126
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		250	260,750
Muthoot Finance Ltd. 6.375%, 04/23/2029(a)		200	200,700
OCP SA 6.74%, 04/22/2031(a)(k)		200	199,040
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)(f)		200	200,250
Port Of Spain Waterfront Development 7.875%, 02/19/2040(a)		560	583,638
Prosus NV 4.99%, 01/19/2052(a)		200	159,433
Raizen Fuels Finance SA 6.25%, 07/08/2032(b)(g)(j)		400	220,978
Sasol Financing USA LLC 8.75%, 04/10/2033(a)		200	207,046
Sibanye-Stillwater UK Financing PLC 6.25%, 11/15/2031(a)		200	198,500
Tecpetrol SA 7.625%, 11/03/2030(a)		70	72,134
Telecom Argentina SA 9.25%, 05/28/2033(a)		60	64,044
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		200	200,300
Transportadora de Gas del Sur SA 7.75%, 11/20/2035(a)		41	42,127
Turk Ekonomi Bankasi AS 9.375%, 09/11/2029(a)(k)		200	204,938
Uzauto Motors AJ 7.375%, 11/19/2030(a)		200	203,120
Vale Overseas Ltd. 6.00%, 02/25/2056(a)		200	199,498
Vedanta Resources Finance II PLC 7.00%, 07/13/2032(a)		200	199,351
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		167	172,160

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Yapi ve Kredi Bankasi AS 9.74%, 04/04/2029(a)(k)	U.S.$	200	$204,940

			7,881,145

Quasi-Sovereign Bonds – 2.7%
Banco Nacional de Panama 2.50%, 08/11/2030(a)		200	178,700
Caixa Economica Federal 5.625%, 05/13/2030(a)		200	200,300
Comision Federal de Electricidad 6.50%, 01/28/2051(a)		200	194,328
Series E 5.00%, 09/29/2036(g)		187	174,461
Corp. Nacional del Cobre de Chile 3.70%, 01/30/2050(a)		200	139,635
5.95%, 01/08/2034(a)		718	740,337
Development Bank of Mongolia LLC 6.90%, 07/02/2031(a)		228	225,548
Empresa Nacional del Petroleo 4.50%, 09/14/2047(a)		300	248,895
Kazakhstan Temir Zholy National Co. JSC 5.25%, 04/29/2036(a)		200	192,860
Pertamina Persero PT 2.30%, 02/09/2031(a)		200	176,167
Petroleos de Venezuela SA 5.375%, 04/12/2027(a)(b)(j)		706	258,786
9.00%, 11/17/2021(a)(b)(i)		128	55,680
Petroleos Mexicanos 5.50%, 06/27/2044		271	216,155
5.625%, 01/23/2046		678	541,715
6.375%, 01/23/2045		300	254,385
QazaqGaz NC JSC 5.625%, 05/08/2036(a)		210	207,180
TC Ziraat Bankasi AS 8.00%, 01/16/2029(a)		461	478,432
Transnet/South Africa 8.25%, 02/06/2028(a)		200	207,640
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		200	202,812

			4,894,016

Emerging Markets – Treasuries – 1.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2029	BRL	4,970	887,613
10.00%, 01/01/2031		3,030	509,830

12 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Colombian TES Series B 7.00%, 03/26/2031	COP	2,873,600	$691,189
12.00%, 03/13/2058		1,168,000	336,983
Republic of South Africa Government Bond Series 2048 8.75%, 02/28/2048	ZAR	12,479	748,367

			3,173,982

Treasury Bonds – 0.2%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	138,090	436,551

Total Fixed Income (cost $40,267,301)			41,150,568

		Shares
PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Automobile Components – 0.0%
TVS Motor Co., Ltd. 6.00%(b) (cost $0)		5,474	598

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 10.9%
Treasury Bills – 6.6%
United States – 6.6%
U.S. Treasury Bill Zero Coupon, 07/21/2026	U.S.$	3,100	3,093,791
Zero Coupon, 08/06/2026		878	875,123
Zero Coupon, 11/27/2026		3,500	3,445,401
Zero Coupon, 12/24/2026		4,700	4,611,918

Total Treasury Bills (cost $12,029,270)			12,026,233

		Shares
Investment Companies – 4.0%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 3.48%(l)(m)(n) (cost $7,114,241)		7,114,241	7,114,241

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.3%
ANZ, Hong Kong 1.76%, 07/02/2026	HKD	110	$14,043
2.94%, 07/01/2026	AUD	12	8,519
Citibank, London 1.13%, 07/01/2026	EUR	20	23,355
2.67%, 07/01/2026	GBP	2	2,701
Citibank, New York 2.97%, 07/01/2026	U.S.$	400	400,000
HSBC, Singapore 0.33%, 07/01/2026	SGD	1	743
Nordea, Oslo 2.96%, 07/01/2026	NOK	2	194
Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	4	2,638
SEB, Stockholm (1.14)%, 07/01/2026	CHF	1	1,550
0.58%, 07/01/2026	SEK	10	1,013
SMBC, Tokyo 0.24%, 07/01/2026	JPY	4,964	30,527
Standard Chartered Bank, Johannesburg 4.43%, 07/01/2026	ZAR	246	14,994

Total Time Deposits (cost $500,277)			500,277

Total Short-Term Investments (cost $19,643,788)			19,640,751

Total Investments Before Security Lending Collateral for Securities Loaned – 97.9%
(cost $134,241,772)			176,167,210

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio – Class AB, 3.48%(l)(m)(n) (cost $2,437,180)		2,437,180	2,437,180

Total Investments – 99.3% (cost $136,678,952)			178,604,390
Other assets less liabilities – 0.7%			1,172,102

Net Assets – 100.0%			$179,776,492

14 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

South Korea	15.2%
Taiwan	15.1
China	11.6
India	6.0
Brazil	5.3
Mexico	4.7
Colombia	2.8
United Arab Emirates	2.3
Chile	2.0
South Africa	1.9
Turkey	1.7
Poland	1.7
United States	1.3
Others	15.4
Short-Term Investments	12.3
Other assets less liabilities	0.7

Total	100.0%

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
MSCI Emerging Markets Index Futures	243	September 2026	$21,351,195	$(387,655)
U.S. T-Note 5 Yr (CBT) Futures	101	September 2026	10,811,734	33,125
U.S. T-Note 10 Yr (CBT) Futures	9	September 2026	989,016	8,016
U.S. Ultra Bond (CBT) Futures	23	September 2026	2,671,594	52,758

Sold Contracts
U.S. 10 Yr Ultra Futures	3	September 2026	337,406	(2,391)
U.S. Long Bond (CBT) Futures	1	September 2026	113,500	(1,812)
U.S. T-Note 2 Yr (CBT) Futures	8	September 2026	1,649,063	1,000

				$(296,959)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	BRL	8,565	USD	1,679	07/02/2026	$20,200
Bank of America NA	BRL	26,435	USD	5,107	07/02/2026	(14,146)
Bank of America NA	USD	1,655	BRL	8,565	07/02/2026	4,583
Bank of America NA	USD	5,181	BRL	26,435	07/02/2026	(60,471)
Bank of America NA	IDR	8,050,771	USD	448	07/16/2026	(1,007)
Bank of America NA	KRW	3,208,168	USD	2,178	07/16/2026	103,796
Bank of America NA	USD	2,760	KRW	4,064,960	07/16/2026	(131,516)
Bank of America NA	USD	546	MXN	9,661	08/06/2026	4,885
Bank of America NA	EUR	831	USD	948	09/11/2026	(3,786)
Barclays Bank PLC	BRL	695	USD	136	07/02/2026	1,677

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 15

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	BRL	969	USD	187	07/02/2026	$(538)
Barclays Bank PLC	USD	174	BRL	901	07/02/2026	482
Barclays Bank PLC	USD	149	BRL	763	07/02/2026	(1,104)
Barclays Bank PLC	USD	1,295	IDR	23,272,774	07/16/2026	2,948
Barclays Bank PLC	USD	1,325	KRW	1,961,672	07/16/2026	(56,871)
Barclays Bank PLC	USD	626	ZAR	10,140	07/16/2026	(7,430)
Barclays Bank PLC	MYR	716	USD	177	09/17/2026	810
Barclays Bank PLC	USD	461	MYR	1,888	09/17/2026	2,618
Barclays Bank PLC	USD	450	MYR	1,825	09/17/2026	(2,388)
BNP Paribas SA	BRL	333	USD	64	07/02/2026	(178)
BNP Paribas SA	USD	64	BRL	333	07/02/2026	462
BNP Paribas SA	BRL	325	USD	62	08/04/2026	(204)
BNP Paribas SA	INR	183,344	USD	1,919	08/06/2026	(13,276)
Brown Brothers Harriman & Co.	GBP	257	USD	339	07/16/2026	(2,441)
Brown Brothers Harriman & Co.	USD	1,055	ZAR	17,496	07/16/2026	11,879
Brown Brothers Harriman & Co.	USD	502	ZAR	8,150	07/16/2026	(4,644)
Brown Brothers Harriman & Co.	ZAR	27,851	USD	1,682	07/16/2026	(16,475)
Brown Brothers Harriman & Co.	HUF	199,775	USD	654	07/23/2026	13,301
Brown Brothers Harriman & Co.	HUF	109,447	USD	349	07/23/2026	(2,061)
Brown Brothers Harriman & Co.	PLN	1,149	USD	316	07/23/2026	10,125
Brown Brothers Harriman & Co.	USD	622	CZK	13,248	07/23/2026	1,738
Brown Brothers Harriman & Co.	USD	228	CZK	4,750	07/23/2026	(4,121)
Brown Brothers Harriman & Co.	USD	238	HUF	73,801	07/23/2026	(1,025)
Brown Brothers Harriman & Co.	USD	390	PLN	1,467	07/23/2026	(26)
Brown Brothers Harriman & Co.	MXN	5,109	USD	292	08/06/2026	594
Brown Brothers Harriman & Co.	THB	124,028	USD	3,799	08/07/2026	53,558
Brown Brothers Harriman & Co.	THB	59,506	USD	1,789	08/07/2026	(8,037)
Brown Brothers Harriman & Co.	USD	952	CNH	6,448	08/07/2026	(318)
Brown Brothers Harriman & Co.	EUR	358	USD	416	09/11/2026	6,571
Citibank NA	BRL	22,738	USD	4,376	07/02/2026	(28,748)
Citibank NA	USD	4,389	BRL	22,738	07/02/2026	15,352
Citibank NA	COP	3,361,224	USD	896	07/15/2026	(84,288)
Citibank NA	PEN	550	USD	159	07/15/2026	(1,579)
Citibank NA	USD	3,204	COP	12,239,544	07/15/2026	365,634
Citibank NA	USD	2,859	PEN	9,873	07/15/2026	28,325
Citibank NA	IDR	8,139,374	USD	455	07/16/2026	1,365
Citibank NA	BRL	3,664	USD	699	08/04/2026	(4,775)
Citibank NA	USD	3,640	BRL	19,074	08/04/2026	24,861
Deutsche Bank AG	BRL	4,359	USD	842	07/02/2026	(2,333)
Deutsche Bank AG	USD	442	BRL	2,302	07/02/2026	4,041
Deutsche Bank AG	USD	404	BRL	2,057	07/02/2026	(5,642)
Deutsche Bank AG	PEN	1,467	USD	428	07/15/2026	(1,411)
Deutsche Bank AG	USD	1,639	CLP	1,455,794	07/15/2026	(59,563)
Deutsche Bank AG	USD	139	PEN	475	07/15/2026	(98)
Deutsche Bank AG	KRW	667,138	USD	452	07/16/2026	20,952
Deutsche Bank AG	USD	1,452	KRW	2,175,741	07/16/2026	(45,199)
Deutsche Bank AG	ZAR	11,082	USD	674	07/16/2026	(2,113)
Deutsche Bank AG	USD	304	TWD	9,574	07/21/2026	(4,082)
Deutsche Bank AG	PHP	8,621	USD	140	07/22/2026	152
Deutsche Bank AG	USD	511	PLN	1,931	07/23/2026	2,682
Goldman Sachs Bank USA	BRL	8,566	USD	1,652	07/02/2026	(7,105)
Goldman Sachs Bank USA	USD	1,655	BRL	8,566	07/02/2026	4,584

16 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	CLP	157,325	USD	177	07/15/2026	$6,563
Goldman Sachs Bank USA	PEN	1,342	USD	394	07/15/2026	1,268
Goldman Sachs Bank USA	USD	240	COP	907,740	07/15/2026	24,568
Goldman Sachs Bank USA	KRW	715,881	USD	490	07/16/2026	26,654
Goldman Sachs Bank USA	USD	503	KRW	739,918	07/16/2026	(24,322)
Goldman Sachs Bank USA	PLN	20,625	USD	5,655	07/23/2026	172,219
Goldman Sachs Bank USA	BRL	32	USD	6	08/04/2026	(29)
HSBC Bank USA	BRL	1,341	USD	259	07/02/2026	(718)
HSBC Bank USA	USD	258	BRL	1,341	07/02/2026	1,908
HSBC Bank USA	CLP	377,925	USD	423	07/15/2026	12,589
HSBC Bank USA	COP	583,430	USD	169	07/15/2026	(1,288)
HSBC Bank USA	PEN	2,582	USD	763	07/15/2026	8,307
HSBC Bank USA	USD	563	COP	1,948,048	07/15/2026	4,654
HSBC Bank USA	USD	553	IDR	9,860,582	07/16/2026	(3,151)
HSBC Bank USA	USD	1,278	PHP	77,098	07/22/2026	(23,633)
HSBC Bank USA	HUF	275,339	USD	910	07/23/2026	26,551
HSBC Bank USA	BRL	1,341	USD	256	08/04/2026	(1,772)
HSBC Bank USA	USD	210	BRL	1,098	08/04/2026	1,459
HSBC Bank USA	MXN	12,677	USD	730	08/06/2026	6,806
HSBC Bank USA	USD	590	INR	55,831	08/06/2026	(1,246)
HSBC Bank USA	USD	988	MXN	17,360	08/06/2026	1,224
JPMorgan Chase Bank NA	COP	631,617	USD	179	07/15/2026	(5,514)
Morgan Stanley Capital Services LLC	CLP	4,581,360	USD	5,161	07/15/2026	190,349
Morgan Stanley Capital Services LLC	USD	426	CLP	377,771	07/15/2026	(15,696)
Morgan Stanley Capital Services LLC	IDR	33,055,403	USD	1,925	07/16/2026	81,969
Morgan Stanley Capital Services LLC	USD	175	KRW	259,864	07/16/2026	(7,230)
Morgan Stanley Capital Services LLC	USD	1,060	ZAR	17,539	07/16/2026	9,011
Morgan Stanley Capital Services LLC	TWD	99,770	USD	3,145	07/21/2026	15,570
Morgan Stanley Capital Services LLC	USD	3,196	TWD	101,365	07/21/2026	(15,819)
Morgan Stanley Capital Services LLC	MXN	75,941	USD	4,335	08/06/2026	5,647
Morgan Stanley Capital Services LLC	USD	1,111	INR	105,647	08/06/2026	2,628
Morgan Stanley Capital Services LLC	CNH	22,887	USD	3,379	08/07/2026	261
UBS AG	BRL	212	USD	41	07/02/2026	(113)
UBS AG	USD	41	BRL	212	07/02/2026	284
UBS AG	USD	127	TWD	4,037	07/21/2026	(355)
UBS AG	PHP	11,433	USD	185	07/22/2026	(901)
UBS AG	USD	221	PHP	13,374	07/22/2026	(3,410)

						$624,468

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 17

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Peruvian Government International Bond, 8.75%, 11/21/2033, 6/20/2031*	1.00%	Quarterly	0.62%	USD	1,400	$(23,991)	$(18,244)	$(5,747)

Sale Contracts
CDX-EMS Series 45, 5 Year Index, 6/20/2031*	1.00	Quarterly	1.41	USD	1,470	(25,637)	(54,259)	28,622

						$(49,628)	$(72,503)	$22,875

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation (Depreciation)
USD	5,420	06/06/2028	1 Day SOFR	3.630%	Annual	$(36,641)	$	– 0	–	$(36,641)
BRL	9,236	01/02/2029	1 Day CDI	12.618%	Maturity	(51,579)		– 0	–	(51,579)
BRL	8,264	01/02/2029	1 Day CDI	13.651%	Maturity	(10,867)		– 0	–	(10,867)
BRL	4,005	01/02/2029	1 Day CDI	12.682%	Maturity	(21,382)		– 0	–	(21,382)
BRL	3,880	01/02/2029	1 Day CDI	13.220%	Maturity	(11,936)		– 0	–	(11,936)
BRL	3,568	01/02/2029	1 Day CDI	13.020%	Maturity	(13,695)		– 0	–	(13,695)
BRL	3,398	01/02/2029	1 Day CDI	12.555%	Maturity	(19,009)		– 0	–	(19,009)
BRL	3,398	01/02/2029	1 Day CDI	12.490%	Maturity	(19,884)		– 0	–	(19,884)
BRL	2,442	01/02/2029	1 Day CDI	13.993%	Maturity	(564)		– 0	–	(564)
USD	1,910	09/13/2029	1 Day SOFR	3.138%	Annual	(55,839)		– 0	–	(55,839)
BRL	4,176	01/02/2031	1 Day CDI	13.185%	Maturity	(18,992)		– 0	–	(18,992)
BRL	3,338	01/02/2031	1 Day CDI	13.500%	Maturity	(9,637)		– 0	–	(9,637)
BRL	916	01/02/2031	1 Day CDI	13.500%	Maturity	(2,650)		– 0	–	(2,650)

						$(272,675)	$	– 0	–	$(272,675)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $27,407,172 or 15.25% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Fair valued by the Adviser.

18 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC	10/27/2021 - 02/15/2022	$759,951	$	– 0	–	0.00%
LUKOIL PJSC	01/11/2016 - 02/15/2022	959,077		– 0	–	0.00%
Magnit PJSC	04/15/2020 - 06/30/2021	46,303		– 0	–	0.00%
Polyus PJSC (GDR)	09/06/2019 - 04/27/2022	4,388		– 0	–	0.00%
Sberbank of Russia PJSC	04/07/2020 - 08/18/2020	405,713		– 0	–	0.00%

(f)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
Braskem Netherlands Finance BV 4.50%, 01/10/2028	06/16/2025 - 10/29/2025	$285,672	$246,380		0.14%
Comision Federal de Electricidad Series E 5.00%, 09/29/2036	09/15/2021	196,034	174,461		0.10%
PhosAgro PJSC (GDR REG S)	06/30/2021	89,310	– 0	–	0.00%
PhosAgro PJSC (GDR)	06/30/2021	447	– 0	–	0.00%
Raizen Fuels Finance SA 6.25%, 07/08/2032	06/26/2025	355,633	220,978		0.12%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2026.

(i)	Defaulted matured security.

(j)	Defaulted.

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	The rate shown represents the 7-day yield as of period end.

(m)To

obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	Affiliated investments.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 19

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

GDR – Global Depositary Receipt

JSC – Joint Stock Company

MSCI – Morgan Stanley Capital International

MTN – Medium Term Note

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

20 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $127,127,531)	$169,052,969	(a)
Affiliated issuers (cost $9,551,421—including investment of cash collateral for securities loaned of $2,437,180)	9,551,421
Cash	1,268
Cash collateral due from broker	2,075,858
Foreign currencies, at value (cost $586,425)	557,509
Unrealized appreciation on forward currency exchange contracts	1,308,664
Unaffiliated dividends and interest receivable	1,262,300
Receivable for variation margin on futures	246,820
Receivable for capital stock sold	83,999
Receivable due from Adviser	83,533
Affiliated dividends receivable	18,033
Receivable for variation margin on centrally cleared swaps	13,365
Other assets	4,375

Total assets	184,260,114

Liabilities
Payable for collateral received on securities loaned	2,437,180
Unrealized depreciation on forward currency exchange contracts	684,196
Payable for investment securities purchased	425,170
Cash collateral due to broker	250,000
Advisory fee payable	125,466
Payable for capital gains taxes	122,662
Administrative fee payable	66,602
Payable for capital stock redeemed	43,630
Directors’ fee payable	4,187
Transfer Agent fee payable	3,365
Distribution fee payable	1,505
Accrued expenses	319,659

Total liabilities	4,483,622

Net Assets	$179,776,492

Composition of Net Assets
Capital stock, at par	$1,443
Additional paid-in capital	140,688,531
Distributable earnings	39,086,518

	$179,776,492

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$7,649,662	615,539	$12.43	*

C	$84,530	6,835	$12.37

Advisor	$171,759,386	13,785,899	$12.46

I	$282,914	22,981	$12.31

(a)	Includes securities on loan with a value of $2,367,094 (See Note E).

*	The maximum offering price per share for Class A shares was $12.98, which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 21

STATEMENT OF OPERATIONS

	For the Period April 1, 2026 to June 30, 2026(a)	Year Ended March 31, 2026
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $149,068 and $420,541, respectively)	$1,307,954	$3,133,618
Affiliated issuers	36,519	138,335
Interest (net of foreign taxes withheld of $0 and $1, respectively)	887,223	3,087,946
Securities lending income, net	1,041	1,427

Total income	2,232,737	6,361,326
Expenses
Advisory fee (see Note B)	366,400	1,239,756
Transfer agency—Class A	410	871
Transfer agency—Class C	12	58
Transfer agency—Advisor Class	11,014	36,215
Transfer agency—Class I	98	423
Distribution fee—Class A	3,688	8,234
Distribution fee—Class C	220	1,275
Custody and accounting	68,344	258,377
Audit and tax	47,075	126,892
Printing	27,470	38,024
Administrative	22,201	89,958
Registration fees	20,940	67,423
Legal	10,683	59,834
Directors’ fees	4,187	18,137
Miscellaneous	13,165	48,611

Total expenses	595,907	1,994,088
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(165,247)	(536,191)

Net expenses	430,660	1,457,897

Net investment income	1,802,077	4,903,429

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(b)	6,259,032	13,814,773
Forward currency exchange contracts	448,419	(1,814,676)
Futures	2,044,275	3,062,406
Swaps	9,944	(299,161)
Foreign currency transactions	13,706	(86,380)
Net change in unrealized appreciation (depreciation) on:
Investments(c)	15,033,396	13,909,379
Forward currency exchange contracts	84,328	438,587
Futures	21,277	73,265
Swaps	(89,778)	(39,927)
Foreign currency denominated assets and liabilities	3,121	(12,653)

Net gain on investment and foreign currency transactions	23,827,720	29,045,613

Net Increase in Net Assets from Operations	$25,629,797	$33,949,042

(a)	The Fund changed its fiscal year end from March 31 to June 30.

(b)	Net of foreign realized capital gains taxes of $92,859 and $72,368, respectively.

(c)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $5,530 and net of decrease in accrued foreign capital gains taxes on unrealized gains of $88,973, respectively.

See notes to financial statements.

22 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	For the Period April 1, 2026 to June 30, 2026(a)		Year Ended March 31, 2026		Year Ended March 31, 2025
Increase in Net Assets from Operations
Net investment income	$1,802,077		$4,903,429		$4,866,720
Net realized gain on investment and foreign currency transactions	8,775,376		14,676,962		8,040,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	15,052,344		14,368,651		1,649,856

Net increase in net assets from operations	25,629,797		33,949,042		14,557,479
Distributions to Shareholders
Class A	(44,766)		(101,693)		(135,991)
Class C	(462)		(3,434)		(8,937)
Advisor Class	(1,362,273)		(4,921,417)		(6,693,554)
Class I	(2,834)		(12,478)		(18,792)
Class Z	– 0	–	– 0	–	(106)
Capital Stock Transactions
Net increase (decrease)	351,103		(3,382,162)		(10,208,674)

Total increase (decrease)	24,570,565		25,527,858		(2,508,575)
Net Assets
Beginning of period	155,205,927		129,678,069		132,186,644

End of period	$179,776,492		$155,205,927		$129,678,069

(a)	The Fund changed its fiscal year end from March 31 to June 30.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 23

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Multi-Asset Portfolio (the “Fund”), a diversified portfolio. Effective June 1, 2026, the Fund changed its fiscal year end from March 31 to June 30. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class Z, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Effective August 30, 2024, Class Z was liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

24 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 25

NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

26 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$	– 0	–	$49,943,414		$	– 0	–	$49,943,414
Financials		5,778,759		15,687,359			0	#	21,466,118
Consumer Discretionary		3,978,720		5,744,133			– 0	–	9,722,853
Energy		2,568,732		4,663,018			0	#	7,231,750
Industrials		2,505,492		4,329,409			0	#	6,834,901
Materials		470,171		5,219,802			0	#	5,689,973
Consumer Staples		5,516,311		– 0	–		0	#	5,516,311
Communication Services		2,707,018		2,548,370			– 0	–	5,255,388
Real Estate		128,534		2,601,824			– 0	–	2,730,358
Utilities		128,789		439,533			– 0	–	568,322
Health Care		– 0	–	415,905			– 0	–	415,905
Fixed Income Securities:
Sovereign Bonds		– 0	–	24,764,874			– 0	–	24,764,874
Corporate Bonds		– 0	–	7,881,145			– 0	–	7,881,145
Quasi-Sovereign Bonds		– 0	–	4,894,016			– 0	–	4,894,016
Emerging Markets – Treasuries		– 0	–	3,173,982			– 0	–	3,173,982
Treasury Bonds		– 0	–	436,551			– 0	–	436,551
Preferred Stocks		– 0	–	598			– 0	–	598

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 27

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3			Total
Short-Term Investments:
Treasury Bills	$	– 0	–	$12,026,233		$	– 0	–	$12,026,233
Investment Companies		7,114,241		– 0	–		– 0	–	7,114,241
Time Deposits		500,277		– 0	–		– 0	–	500,277
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		2,437,180		– 0	–		– 0	–	2,437,180

Total Investments in Securities		33,834,224		144,770,166	+		0	#	178,604,390
Other Financial Instruments*:
Assets
Futures		94,899		– 0	–		– 0	–	94,899	†
Forward Currency Exchange Contracts		– 0	–	1,308,664			– 0	–	1,308,664
Liabilities
Futures		(391,858)		– 0	–		– 0	–	(391,858	)†
Forward Currency Exchange Contracts		– 0	–	(684,196)			– 0	–	(684,196)
Centrally Cleared Credit Default Swaps		– 0	–	(49,628)			– 0	–	(49,628	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(272,675)			– 0	–	(272,675	)†

Total		$33,537,265		$145,072,331			$0	#	$178,609,596

#	The Fund held securities with zero market value at period end.

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

28 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 29

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .85% of the first $1 billion, .80% of the next $1 billion, .75% of the next $1 billion and .70% in excess of $3 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annual basis (“the Expense Caps”), to 1.24%, 1.99%, .99% and .99% of the daily average net assets for the Class A, Class C, Advisor Class and Class I shares, respectively. For the period ended June 30, 2026 and the year ended March 31, 2026, such reimbursements/waivers amounted to $162,842 and $529,013, respectively. The Expense Caps may not be terminated before July 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of

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Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2026 and the year ended March 31, 2026, the reimbursement for such services amounted to $22,201 and $89,958, respectively.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $5,340 and $18,702, respectively, for the period ended June 30, 2026 and the year ended March 31, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $428 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the period ended June 30, 2026.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the period ended June 30, 2026 and the year ended March 31, 2026, such waiver amounted to $2,141 and $6,991, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the period ended June 30, 2026 is as follows:

Fund	Market Value 3/31/26 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,890	$31,655	$26,431	$7,114	$37
AB Government Money Market Portfolio*	195	9,332	7,090	2,437	1

Total				$9,551	$38

*	Investment of cash collateral for securities lending transactions (see Note E).

A summary of the Fund’s transactions in AB mutual funds for the year ended March 31, 2026 is as follows:

Fund	Market Value 3/31/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$8,310		$91,179	$97,599	$1,890	$138
AB Government Money Market Portfolio*	– 0	–	5,270	5,075	195	1

Total					$2,085	$139

*	Investment of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A share’s average daily net assets. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $10,388 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed

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distribution costs, incurred by the Distributor, beyond the current fiscal period for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2026, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$46,544,459	$51,188,961
U.S. government securities	9,342,033	8,624,600

Purchases and sales of investment securities (excluding short-term investments) for the year ended March 31, 2026, were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$142,280,521	$150,159,879
U.S. government securities	49,740,212	39,190,874

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$138,274,429

Gross unrealized appreciation	$51,661,986
Gross unrealized depreciation	(11,108,198)

Net unrealized appreciation	$40,553,788

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or

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NOTES TO FINANCIAL STATEMENTS (continued)

loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended June 30, 2026, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily

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limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended June 30, 2026, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps on the statement of operations, in addition to any realized gain (loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain (loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

Certain standardized swaps, including certain interest rate, inflation and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e.,

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the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the period ended June 30, 2026, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement.

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NOTES TO FINANCIAL STATEMENTS (continued)

Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the period ended June 30, 2026, the Fund held credit default swaps for hedging and non-hedging purposes

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the period ended June 30, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$94,899	*	Payable for variation margin on futures	$4,203	*

Interest rate contracts				Payable for variation margin on centrally cleared swaps	272,675	*

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NOTES TO FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,308,664		Unrealized depreciation on forward currency exchange contracts	$684,196

Credit contracts	Receivable for variation margin on centrally cleared swaps	28,622	*	Payable for variation margin on centrally cleared swaps	5,747	*

Equity contracts				Payable for variation margin on futures	387,655	*

Total		$1,432,185			$1,354,476

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$(231,382)	$184,414

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	5,481	(112,653)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	448,419	84,328

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$4,463	$22,875

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) on futures	2,275,657	(163,137)

Total		$2,502,638	$15,827

During the year ended March 31, 2026, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on futures	$9,594	*	Payable for variation margin on futures	$103,312	*

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	9,588	*	Payable for variation margin on centrally cleared swaps	169,610	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,453,330		Unrealized depreciation on forward currency exchange contracts	913,190

Equity contracts				Payable for variation margin on futures	224,518	*

Total		$1,472,512			$1,410,630

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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NOTES TO FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	$(94,887)	$(37,463)

Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) on futures	101,149	(155,851)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(1,814,676)	438,587

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	(204,274)	(2,464)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) on futures	2,961,257	229,116

Total		$948,569	$471,925

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended June 30, 2026:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$886,667	(a)
Average notional amount of sale contracts	$1,470,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$16,421,035
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$52,334,618
Average principal amount of sale contracts	$64,511,767

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NOTES TO FINANCIAL STATEMENTS (continued)

Futures:
Average notional amount of buy contracts	$26,749,845
Average notional amount of sale contracts	$2,072,109

(a)	Positions were open for three months during the reporting period.

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended March 31, 2026:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,780,000	(a)
Average notional amount of sale contracts	$1,766,667	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,380,388
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$37,728,625
Average principal amount of sale contracts	$51,248,557
Futures:
Average notional amount of buy contracts	$22,833,435
Average notional amount of sale contracts	$1,623,215

(a)	Positions were open for six months during the reporting period.

(b)	Positions were open for five months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2026. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$133,464	$(133,464)	$	– 0	–	$	– 0	–	$	– 0	–
Barclays Bank PLC	8,535	(8,535)		– 0	–		– 0	–		– 0	–
BNP Paribas SA	462	(462)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	97,766	(39,148)		– 0	–		– 0	–		58,618
Citibank NA	435,537	(119,390)		(250,000)			– 0	–		66,147
Deutsche Bank AG	27,827	(27,827)		– 0	–		– 0	–		– 0	–
Goldman Sachs Bank USA	235,856	(31,456)		– 0	–		– 0	–		204,400
HSBC Bank USA	63,498	(31,808)		– 0	–		– 0	–		31,690
Morgan Stanley Capital Services LLC	305,435	(38,745)		– 0	–		– 0	–		266,690
UBS AG	284	(284)		– 0	–		– 0	–		– 0	–

Total	$1,308,664	$(431,119)		$(250,000)		$	– 0	–		$627,545	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$210,926	$(133,464)	$	– 0	–	$	– 0	–	$77,462
Barclays Bank PLC	68,331	(8,535)	– 0	–	– 0	–	59,796
BNP Paribas SA	13,658	(462)	– 0	–	– 0	–	13,196
Brown Brothers Harriman & Co.	39,148	(39,148)	– 0	–	– 0	–	– 0	–
Citibank NA	119,390	(119,390)	– 0	–	– 0	–	– 0	–
Deutsche Bank AG	120,441	(27,827)	– 0	–	– 0	–	92,614
Goldman Sachs Bank USA	31,456	(31,456)	– 0	–	– 0	–	– 0	–
HSBC Bank USA	31,808	(31,808)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank NA	5,514	– 0	–	– 0	–	– 0	–	5,514
Morgan Stanley Capital Services LLC	38,745	(38,745)	– 0	–	– 0	–	– 0	–
UBS AG	4,779	(284)	– 0	–	– 0	–	4,495

Total	$684,196	$(431,119)	$	– 0	–	$	– 0	–	$253,077	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 43

NOTES TO FINANCIAL STATEMENTS (continued)

borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the period ended June 30, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers		AB Government Money Market Portfolio
						Income Earned	Advisory Fee Waived
$ 2,367,094	$2,437,180	$	– 0 –	$0	**	$1,041	$264

*	As of June 30, 2026.

**	Amount is less than $.50.

44 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the year ended March 31, 2026 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*		Income from Borrowers	AB Government Money Market Portfolio
					Income Earned	Advisory Fee Waived
$ 185,593	$195,020	$	– 0 –	$9	$1,418	$187

*	As of March 31, 2026.

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares					Amount
	April 1, 2026 to June 30, 2026(a)		Year Ended March 31, 2026		Year Ended March 31, 2025	April 1, 2026 to June 30, 2026(a)			Year Ended March 31, 2026			Year Ended March 31, 2025

Class A
Shares sold	194,103		352,542		178,750		$2,378,612			$3,716,938		$1,563,413

Shares issued in reinvestment of dividends	2,727		8,250		12,694		34,548			79,676		109,273

Shares converted from Class C	1,093		12,035		14,516		13,092			115,418		126,964

Shares redeemed	(98,243)		(159,931)		(204,070)		(1,100,013)			(1,627,900)		(1,793,351)

Net increase	99,680		212,896		1,890		$1,326,239			$2,284,132		$6,299

Class C
Shares sold	601		2,623		638		$7,023			$23,867		$5,528

Shares issued in reinvestment of dividends	22		296		936		278			2,810		8,020

Shares converted to Class A	(1,100)		(12,097)		(14,594)		(13,092)			(115,418)		(126,964)

Shares redeemed	(351)		(1,278)		(3,559)		(4,332)			(14,140)		(30,398)

Net decrease	(828)		(10,456)		(16,579)		$(10,123)			$(102,881)		$(143,814)

Advisor Class
Shares sold	473,668		1,892,737		1,880,310		$5,779,620			$18,834,486		$16,429,250

Shares issued in reinvestment of dividends	83,668		397,455		607,690		1,062,585			3,853,845		5,245,881

Shares redeemed	(637,541)		(2,752,487)		(3,580,905)		(7,743,765)			(28,064,903)		(31,283,948)

Net decrease	(80,205)		(462,295)		(1,092,905)		$(901,560)			$(5,376,572)		$(9,608,817)

Class R
Shares sold	– 0	–	– 0	–	302	$	– 0	–	$	– 0	–	$2,541

Shares redeemed	– 0	–	– 0	–	(13,762)		– 0	–		– 0	–	(119,580)

Net increase (decrease)	– 0	–	– 0	–	(13,460)	$	– 0	–	$	– 0	–	$(117,039)

Class K
Shares sold	– 0	–	– 0	–	179	$	– 0	–	$	– 0	–	$1,505

Shares redeemed	– 0	–	– 0	–	(47,993)		– 0	–		– 0	–	(416,474)

Net increase (decrease)	– 0	–	– 0	–	(47,814)	$	– 0	–	$	– 0	–	$(414,969)

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 45

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares					Amount
	April 1, 2026 to June 30, 2026(a)		Year Ended March 31, 2026		Year Ended March 31, 2025	April 1, 2026 to June 30, 2026(a)			Year Ended March 31, 2026			Year Ended March 31, 2025

Class I
Shares sold	2,468		2,685		12,182		$29,834			$26,039		$105,873

Shares issued in reinvestment of dividends	226		1,319		2,200		2,834			12,478		18,791

Shares redeemed	(7,811)		(23,468)		(5,045)		(96,121)			(225,358)		(43,994)

Net increase (decrease)	(5,117)		(19,464)		9,337		$(63,453)			$(186,841)		$80,670

Class Z
Shares sold	– 0	–	– 0	–	37	$	– 0	–	$	– 0	–	$312

Shares issued in reinvestment of dividends	– 0	–	– 0	–	0 (b)		– 0	–		– 0	–	0 (c)

Shares redeemed	– 0	–	– 0	–	(1,295)		– 0	–		– 0	–	(11,316)

Net increase (decrease)	– 0	–	– 0	–	(1,258)	$	– 0	–	$	– 0	–	$(11,004)

(a)	The Fund changed its fiscal year end from March 31 to June 30.

(b)	Amount is less than one share.

(c)	Amount is less than $.50.

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Emerging Market Risk—Investments in emerging market countries may involve more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory, or other uncertainties.

Sector Risk—The Fund may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

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NOTES TO FINANCIAL STATEMENTS (continued)

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is

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NOTES TO FINANCIAL STATEMENTS (continued)

generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk—Investments in sovereign debt obligations expose the Fund to the direct or indirect consequences of political, social and economic changes in countries that issue the obligations. Such changes may affect a foreign government’s willingness or ability to make timely payments of its obligations. In addition, no established market may exist for many sovereign debt obligations. Reduced secondary market liquidity may have an adverse effect on the market price of an instrument and the Fund’s ability to dispose of particular instruments.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to factors such as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s

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NOTES TO FINANCIAL STATEMENTS (continued)

investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

Capital Gain Risk—A substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these

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NOTES TO FINANCIAL STATEMENTS (continued)

techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the period ended June 30, 2026.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal period ended June 30, 2026 and tax years ended March 31, 2026 and March 31, 2025 were as follows:

	April 1, 2026 to June 30, 2026	Year Ended March 31, 2026	Year Ended March 31, 2025
Distributions paid from:
Ordinary income	$1,410,335	$5,039,022	$6,857,380

Total taxable distributions paid	$1,410,335	$5,039,022	$6,857,380

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,137,968
Accumulated capital and other losses	(1,985,986	)(a)
Unrealized appreciation (depreciation)	40,487,756	(b)

Total accumulated earnings (deficit)	$39,639,738	(c)

(a)

As of June 30, 2026, the Fund had a net capital loss carryforward of $1,985,969. During the fiscal year, the Fund utilized $8,227,129 of capital loss carry forwards to offset current period net realized gains. As of June 30, 2026, the cumulative deferred loss on straddles was $17.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund had a net short-term capital loss carryforward of $1,985,969, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to distributable earnings or additional paid-in capital.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 51

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
April 1, 2026 to June 30, 2026(a)	Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.74	$ 8.80	$ 8.32	$ 7.65	$ 8.70	$ 10.34

Income From Investment Operations

Net investment income(b)(c)	.12	.31	.31	.28	.33	.31

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.66	1.95	.61	.87	(1.14)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	1.78	2.26	.92	1.15	(.81)	(1.32)

Less: Dividends

Dividends from net investment income	(.09)	(.32)	(.44)	(.48)	(.24)	(.32)

Net asset value, end of period	$ 12.43	$ 10.74	$ 8.80	$ 8.32	$ 7.65	$ 8.70

Total Return

Total investment return based on net asset value(e)	16.57%	26.14%	11.28%	15.72%	(9.24)%	(13.12)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,650	$5,540	$2,667	$2,504	$2,578	$2,984

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	1.24	%(h)	1.24%	1.24%	1.24%	1.25%	1.24%

Expenses, before waivers/ reimbursements(f)(g)†	1.65	%(h)	1.61%	1.64%	1.70%	1.69%	1.48%

Net investment income(c)	4.08	%(h)	3.11%	3.51%	3.56%	4.34%	3.12%

Portfolio turnover rate	34%	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 55.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
April 1, 2026 to June 30, 2026(a)	Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.69	$ 8.76	$ 8.27	$ 7.61	$ 8.66	$ 10.29

Income From Investment Operations

Net investment income(b)(c)	.09	.25	.23	.22	.28	.24

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.66	1.92	.63	.86	(1.15)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	1.75	2.17	.86	1.08	(.87)	(1.39)

Less: Dividends

Dividends from net investment income	(.07)	(.24)	(.37)	(.42)	(.18)	(.24)

Net asset value, end of period	$ 12.37	$ 10.69	$ 8.76	$ 8.27	$ 7.61	$ 8.66

Total Return

Total investment return based on net asset value(e)	16.33%	25.16%	10.57%	14.78%	(9.99)%	(13.78)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84	$82	$159	$287	$452	$769

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	1.99	%(h)	1.99%	1.99%	1.99%	2.00%	1.99%

Expenses, before waivers/ reimbursements(f)(g)†	2.39	%(h)	2.38%	2.41%	2.45%	2.43%	2.24%

Net investment income(c)	3.15	%(h)	2.57%	2.70%	2.92%	3.67%	2.36%

Portfolio turnover rate	34%	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 55.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 53

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
April 1, 2026 to June 30, 2026(a)	Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.77	$ 8.82	$ 8.34	$ 7.66	$ 8.72	$ 10.36

Income From Investment Operations

Net investment income(b)(c)	.13	.33	.32	.30	.35	.34

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.66	1.96	.62	.88	(1.15)	(1.63)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	1.79	2.29	.94	1.18	(.80)	(1.29)

Less: Dividends

Dividends from net investment income	(.10)	(.34)	(.46)	(.50)	(.26)	(.35)

Net asset value, end of period	$ 12.46	$ 10.77	$ 8.82	$ 8.34	$ 7.66	$ 8.72

Total Return

Total investment return based on net asset value(e)	16.59%	26.51%	11.54%	16.11%	(9.11)%	(12.87)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$171,759	$149,285	$126,437	$128,558	$120,675	$148,374

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.99	%(h)	.99%	.99%	.99%	1.00%	.99%

Expenses, before waivers/ reimbursements(f)(g)†	1.37	%(h)	1.36%	1.39%	1.45%	1.44%	1.23%

Net investment income(c)	4.18	%(h)	3.37%	3.70%	3.84%	4.59%	3.36%

Portfolio turnover rate	34%	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 55.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
April 1, 2026 to June 30, 2026(a)	Year Ended March 31,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 10.64	$ 8.73	$ 8.25	$ 7.58	$ 8.63	$ 10.27

Income From Investment Operations

Net investment income(b)(c)	.12	.34	.32	.28	.30	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65	1.92	.62	.88	(1.09)	(1.64)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	1.77	2.26	.94	1.16	(.79)	(1.29)

Less: Dividends

Dividends from net investment income	(.10)	(.35)	(.46)	(.49)	(.26)	(.35)

Net asset value, end of period	$ 12.31	$ 10.64	$ 8.73	$ 8.25	$ 7.58	$ 8.63

Total Return

Total investment return based on net asset value(e)	16.60%	26.36%	11.64%	16.13%	(9.07)%	(12.97)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$283	$299	$415	$315	$213	$67

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(f)(g)†	.99	%(h)	.99%	.99%	.99%	1.01%	.99%

Expenses, before waivers/ reimbursements(f)(g)†	1.46	%(h)	1.45%	1.48%	1.51%	1.50%	1.22%

Net investment income(c)	4.13	%(h)	3.54%	3.69%	3.65%	4.03%	3.46%

Portfolio turnover rate	34%	135%	100%	134%	89%	81%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.00%	.00%	.01%

See footnote summary on page 55.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 55

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Fund changed its fiscal year end from March 31 to June 30.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2026 and the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022, such waiver amounted to .01% (annualized), .01%, .01%, .00%, .00% and .01%, respectively.

(g)	The expense ratios presented below exclude interest expense:

	April 1, 2026 to June 30, 2026(a)(h)	Year Ended March 31,
		2026	2025	2024	2023	2022
Class A
Net of waivers/reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Before waivers/reimbursements	1.65%	1.61%	1.64%	1.70%	1.68%	1.48%
Class C
Net of waivers/reimbursements	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Before waivers/reimbursements	2.39%	2.38%	2.41%	2.45%	2.42%	2.24%
Advisor Class
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%	.99%
Before waivers/reimbursements	1.37%	1.36%	1.39%	1.45%	1.43%	1.23%
Class I
Net of waivers/reimbursements	.99%	.99%	.99%	.99%	.99%	.99%
Before waivers/reimbursements	1.46%	1.45%	1.48%	1.51%	1.48%	1.22%

(h)	Annualized.

See	notes to financial statements.

56 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB Emerging Markets Multi-Asset Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statements of operations for the period from April 1, 2026 to June 30, 2026 and for the year ended March 31, 2026, the statements of changes in net assets for the period from April 1, 2026 to June 30, 2026 and for each of the two years in the period ended March 31, 2026, the financial highlights for the period from April 1, 2026 to June 30, 2026 and for each of the five years in the period ended March 31, 2026 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the period from April 1, 2026 to June 30, 2026 and for the year ended March 31, 2026, the changes in its net assets for the period from April 1, 2026 to June 30, 2026 and for each of the two years in the period ended March 31, 2026 and its financial highlights for the period from April 1, 2026 to June 30, 2026 and for each of the five years in the period ended March 31, 2026, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 57

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

58 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the earnings of the Fund for the taxable year ended June 30, 2026.

For individual shareholders, the Fund designates 43.21% of dividends paid as qualified dividend income. For foreign shareholders, 5.31% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends. The Fund designates $371,639 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

The Fund intends to make an election to pass through foreign taxes to its shareholders. For the taxable year ended June 30, 2026, $225,338 of foreign taxes may be passed through and the associated foreign source income for information reporting purposes is $1,886,366.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 59

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

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approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

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Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about

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the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make

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comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the

64 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

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The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Multi-Asset Portfolio (the “Fund”) at a meeting held in-person on November 4-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

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each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used

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by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The

68 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 69

might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was below the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

70 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Emerging Markets Multi-Asset Portfolio 71

NOTES

72 AB Emerging Markets Multi-Asset Portfolio	ABFunds.com

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

66 Hudson Boulevard East,

New York, NY 10001

800 221 5672

EMMA-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 32.2%
Semiconductors & Semiconductor Equipment – 17.0%
Applied Materials, Inc.	35,690	$25,803,870
Micron Technology, Inc.	21,378	24,676,412
NVIDIA Corp.	464,361	92,913,992
Taiwan Semiconductor Manufacturing Co., Ltd.	1,054,700	83,205,580
Tokyo Electron Ltd.	29,800	14,448,654

		241,048,508

Software – 7.0%
Microsoft Corp.	206,191	76,913,367
Salesforce, Inc.	59,151	9,266,595
SAP SE	86,594	13,348,311

		99,528,273

Technology Hardware, Storage & Peripherals – 8.2%
Apple, Inc.	157,881	45,684,446
Samsung Electronics Co., Ltd.	316,613	70,255,552

		115,939,998

		456,516,779

Financials – 17.8%
Capital Markets – 12.7%
B3 SA – Brasil Bolsa Balcao	6,674,500	18,786,294
Blackrock, Inc.	23,200	22,308,192
Cboe Global Markets, Inc.	60,121	14,589,563
CME Group, Inc.	81,747	18,052,190
CVC Capital Partners PLC(a)	1,180,106	17,167,817
Goldman Sachs Group, Inc. (The)	11,614	11,746,051
ICG PLC	968,397	21,704,865
Japan Exchange Group, Inc.	1,116,200	14,126,539
Julius Baer Group Ltd.	126,316	10,913,696
S&P Global, Inc.	75,329	30,678,489

		180,073,696

Financial Services – 2.2%
Visa, Inc. – Class A	90,186	30,941,915

Insurance – 2.9%
AIA Group Ltd. – Class H	1,945,000	17,806,932
Fidelity National Financial, Inc.	497,108	23,443,613

		41,250,545

		252,266,156

Consumer Discretionary – 11.5%
Broadline Retail – 4.6%
Amazon.com, Inc.(b)	272,014	64,831,817

ABFunds.com	AB Global Core Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.7%
Service Corp. International/US	309,475	$23,507,721

Hotels, Restaurants & Leisure – 2.2%
Compass Group PLC	591,245	19,102,738
Marriott International, Inc./MD – Class A	33,122	12,274,682

		31,377,420

Household Durables – 1.0%
Sony Group Corp.	714,400	14,376,632

Specialty Retail – 1.4%
Home Depot, Inc. (The)	56,386	19,886,214

Textiles, Apparel & Luxury Goods – 0.6%
LVMH Moet Hennessy Louis Vuitton SE	16,380	9,059,129

		163,038,933

Health Care – 9.8%
Health Care Equipment & Supplies – 4.0%
Dexcom, Inc.(b)	368,679	24,830,531
Globus Medical, Inc. – Class A(b)	100,757	7,960,810
Stryker Corp.	76,464	24,073,926

		56,865,267

Health Care Providers & Services – 1.4%
Elevance Health, Inc.	50,916	19,690,745

Life Sciences Tools & Services – 3.0%
Illumina, Inc.(b)	62,268	10,948,582
Thermo Fisher Scientific, Inc.	63,649	31,911,063

		42,859,645

Pharmaceuticals – 1.4%
AstraZeneca PLC	100,408	19,039,365

		138,455,022

Industrials – 8.8%
Aerospace & Defense – 0.9%
Kongsberg Gruppen ASA	433,026	13,049,619

Air Freight & Logistics – 1.3%
DSV A/S	75,602	17,989,752

Building Products – 1.1%
Otis Worldwide Corp.	209,211	14,979,508

Electrical Equipment – 3.1%
Contemporary Amperex Technology Co., Ltd. – Class A	179,800	10,443,463
Schneider Electric SE	52,180	17,074,641
Siemens Energy AG	89,088	16,983,871

		44,501,975

2 AB Global Core Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Ground Transportation – 0.8%
Uber Technologies, Inc.(b)	156,077	$11,262,516

Professional Services – 1.6%
CACI International, Inc. – Class A(b)	20,721	9,599,210
Experian PLC	383,585	12,928,200

		22,527,410

		124,310,780

Consumer Staples – 6.0%
Beverages – 2.3%
Anheuser-Busch InBev SA/NV	382,692	31,621,765

Household Products – 1.7%
Procter & Gamble Co. (The)	166,972	24,484,774

Personal Care Products – 2.0%
Estee Lauder Cos., Inc. (The) – Class A	239,709	18,925,025
L’Oreal SA	22,299	9,774,920

		28,699,945

		84,806,484

Communication Services – 5.7%
Interactive Media & Services – 5.7%
Alphabet, Inc. – Class C	175,861	62,136,967
Tencent Holdings Ltd. – Class H	324,500	17,906,740

		80,043,707

Materials – 3.0%
Chemicals – 0.7%
Novonesis Novozymes B – Class B	159,927	10,094,374

Containers & Packaging – 0.9%
Smurfit Westrock PLC	280,292	12,966,308

Metals & Mining – 1.4%
Newmont Corp.	126,817	11,844,708
Teck Resources Ltd. – Class B	136,805	8,148,012

		19,992,720

		43,053,402

Energy – 2.9%
Energy Equipment & Services – 0.9%
SLB Ltd.	277,839	12,916,735

Oil, Gas & Consumable Fuels – 2.0%
APA Corp.	353,768	11,522,224
Shell PLC	425,278	16,524,172

		28,046,396

		40,963,131

ABFunds.com	AB Global Core Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares		U.S. $ Value

Real Estate – 1.9%
Real Estate Management & Development – 1.9%
CBRE Group, Inc. – Class A(b)		202,438		$27,266,374

Total Common Stocks (cost $990,085,211)				1,410,720,768

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 0.0%
Time Deposits – 0.0%
ANZ, Hong Kong 1.76%, 07/02/2026	HKD	647		82,498
Citibank, London 1.13%, 07/01/2026	EUR	3		3,476
2.67%, 07/01/2026	GBP	50		66,123
Nordea, Oslo 2.96%, 07/01/2026	NOK	1		149
Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	17		12,112
SEB, Stockholm (1.14)%, 07/01/2026	CHF	3		3,792
0.70%, 07/01/2026	DKK	16		2,374
SMBC, Tokyo 0.24%, 07/01/2026	JPY	22,448		138,060
Standard Chartered Bank, Johannesburg 4.43%, 07/01/2026	ZAR	0	*	5

Total Time Deposits (cost $308,589)				308,589

Total Short-Term Investments (cost $308,589)				308,589

Total Investments – 99.6% (cost $990,393,800)				1,411,029,357
Other assets less liabilities – 0.4%				5,968,499

Net Assets – 100.0%				$1,416,997,856

4 AB Global Core Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Country Breakdown (% of Net Assets)

United States	64.6%
Taiwan	5.9
United Kingdom	5.4
South Korea	5.0
Japan	3.0
Belgium	2.2
Germany	2.1
China	2.0
Denmark	2.0
France	1.3
Brazil	1.3
Hong Kong	1.3
Luxembourg	1.2
Others	2.3
Short-Term Investments	0.0
Other assets less liabilities	0.4

Total	100.0%

*	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $17,167,817 or 1.21% of net assets.

(b)	Non-income producing security.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

NOK – Norwegian Krone

ZAR – South African Rand

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $990,393,800)	$1,411,029,357
Foreign currencies, at value (cost $717,111)	717,172
Unaffiliated dividends receivable	7,578,632
Receivable for investment securities sold	5,545,518
Receivable for capital stock sold	64,694
Affiliated dividends receivable	3,491
Receivable due from Adviser	248

Total assets	1,424,939,112

Liabilities
Due to Custodian	2,571,767
Payable for capital stock redeemed	3,214,779
Advisory fee payable	903,193
Payable for investment securities purchased and foreign currency transactions	834,963
Administrative fee payable	66,033
Transfer Agent fee payable	18,037
Directors’ fee payable	7,181
Distribution fee payable	1,262
Accrued expenses	324,041

Total liabilities	7,941,256

Net Assets	$1,416,997,856

Composition of Net Assets
Capital stock, at par	$7,745
Additional paid-in capital	811,339,007
Distributable earnings	605,651,104

$1,416,997,856

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,274,616	288,523	$18.28	*

C	$139,176	7,880	$17.66

Advisor	$1,411,584,064	77,153,217	$18.30

*	The maximum offering price per share for Class A shares was $19.09 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Global Core Equity Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,419,060)	$32,162,347
Affiliated issuers	152,140
Non-cash dividend income	2,203,686
Interest	16,576
Securities lending income, net	316	$34,535,065

Expenses
Advisory fee (see Note B)	18,186,923
Transfer agency—Class A	733
Transfer agency—Class C	51
Transfer agency—Advisor Class	308,417
Distribution fee—Class A	13,868
Distribution fee—Class C	2,655
Custody and accounting	277,974
Administrative	84,655
Legal	63,647
Audit and tax	62,595
Registration fees	55,235
Directors’ fees	39,600
Printing	27,153
Miscellaneous	82,335

Total expenses before interest expense	19,205,841
Interest expense	143,679

Total expenses	19,349,520
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(8,831)

Net expenses		19,340,689

Net investment income		15,194,376

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		290,653,892
Foreign currency transactions		536,980
Net change in unrealized appreciation (depreciation) on:
Investments		(205,845,715)
Foreign currency denominated assets and liabilities		(307,098)

Net gain on investment and foreign currency transactions		85,038,059

Net Increase in Net Assets from Operations		$100,232,435

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,194,376	$26,240,620
Net realized gain on investment and foreign currency transactions	291,190,872	286,707,785
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	(206,152,813)	86,914,222

Net increase in net assets from operations	100,232,435	399,862,627
Distributions to Shareholders
Class A	(469,893)	(112,934)
Class C	(23,940)	(5,956)
Advisor Class	(260,108,847)	(75,995,286)
Capital Stock Transactions
Net decrease	(1,261,066,974)	(335,669,618)

Total decrease	(1,421,437,219)	(11,921,167)
Net Assets
Beginning of period	2,838,435,075	2,850,356,242

End of period	$1,416,997,856	$2,838,435,075

See notes to financial statements.

8 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Global Core Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available

10 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Global Core Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$275,258,682		$181,258,097		$	– 0 –	$456,516,779
Financials	170,546,307		81,719,849			– 0 –	252,266,156
Consumer Discretionary	120,500,434		42,538,499			– 0 –	163,038,933
Health Care	138,455,022		– 0	–		– 0 –	138,455,022
Industrials	48,890,853		75,419,927			– 0 –	124,310,780
Consumer Staples	43,409,799		41,396,685			– 0 –	84,806,484
Communication Services	62,136,967		17,906,740			– 0 –	80,043,707
Materials	43,053,402		– 0	–		– 0 –	43,053,402
Energy	24,438,959		16,524,172			– 0 –	40,963,131
Real Estate	27,266,374		– 0	–		– 0 –	27,266,374
Short-Term Investments:
Time Deposits	308,589		– 0	–		– 0 –	308,589

Total Investments in Securities	954,265,388		456,763,969	+		– 0 –	1,411,029,357
Other Financial Instruments*	– 0	–	– 0	–		– 0 –	– 0	–

Total	$954,265,388		$456,763,969		$	– 0 –	$1,411,029,357

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

12 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ABFunds.com	AB Global Core Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”), to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the year ended June 30, 2026, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could

14 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $84,655.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $165,252 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $326 from the sale of Class A shares and received $15 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $10,722 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $7,789.

ABFunds.com	AB Global Core Equity Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$2,749		$303,030	$305,779	$	– 0 –	$152
AB Government Money Market Portfolio*	– 0	–	70,765	70,765		– 0 –	0	**

Total					$	– 0 –	$152

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,452 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,602,978,538		$3,103,135,582
U.S. government securities	– 0	–	– 0	–

16 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,006,918,305

Gross unrealized appreciation	$455,105,619
Gross unrealized depreciation	(50,994,567)

Net unrealized appreciation	$404,111,052

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the year ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative

ABFunds.com	AB Global Core Equity Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended June 30, 2026 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$146	$170	$1,042

*	As of June 30, 2026.

18 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	113,924	25,022	$2,070,362	$435,894

Shares issued in reinvestment of dividends and distributions	26,038	6,307	453,851	110,053

Shares converted from Class C	3,304	104	61,720	1,857

Shares redeemed	(156,654)	(208,644)	(2,859,360)	(3,658,829)

Net decrease	(13,388)	(177,211)	$(273,427)	$(3,111,025)

Class C
Shares sold	222	131	$3,931	$2,213

Shares issued in reinvestment of dividends and distributions	1,129	298	19,082	5,074

Shares converted to Class A	(3,412)	(107)	(61,720)	(1,857)

Shares redeemed	(6,798)	(5,965)	(116,343)	(102,689)

Net decrease	(8,859)	(5,643)	$(155,050)	$(97,259)

Advisor Class
Shares sold	10,941,720	18,273,497	$202,070,798	$319,485,273

Shares issued in reinvestment of dividends and distributions	13,673,409	4,028,818	238,190,794	70,262,587

Shares redeemed	(97,290,688)	(41,437,516)	(1,700,900,089)	(722,209,194)

Net decrease	(72,675,559)	(19,135,201)	$(1,260,638,497)	$(332,461,334)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

ABFunds.com	AB Global Core Equity Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the year ended June 30, 2026.

20 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$85,367,871	$42,647,328
Net long-term capital gains	175,234,809	33,466,848

Total taxable distributions paid	$260,602,680	$76,114,176

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$255,918,003
Accumulated Capital and other losses	(54,746,908	)(a)
Unrealized appreciation (depreciation)	404,480,010	(b)

Total accumulated earnings (deficit)	$605,651,105

(a)	As of June 30, 2026, the Fund had a post-October short term capital loss deferral of $54,746,908.
(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Global Core Equity Portfolio 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 18.89	$ 16.76	$ 14.92	$ 13.52	$ 17.63

Income From Investment Operations

Net investment income(a)(b)	.08	.11	*	.12	.11	.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.05	2.39	1.84	1.83	(3.42)

Net increase (decrease) in net asset value from operations	1.13	2.50	1.96	1.94	(3.32)

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.09)	(.12)	(.01)	(.14)

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)

Total dividends and distributions	(1.74)	(.37)	(.12)	(.54)	(.79)

Net asset value, end of period	$ 18.28	$ 18.89	$ 16.76	$ 14.92	$ 13.52

Total Return

Total investment return based on net asset value(c)**	6.43%	15.13	%*	13.24%	14.79%	(19.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,275	$5,702	$8,031	$19,940	$19,471

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.04%	1.03%	1.03%	1.04%	1.03%

Expenses, before waivers/ reimbursements(d)	1.04%	1.03%	1.03%	1.04%	1.04%

Net investment income(b)	.42%	.63	%*	.75%	.77%	.62%

Portfolio turnover rate	67%	67%	52%	48%	50%

See footnote summary on pages 24-25.

22 AB Global Core Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 18.33	$ 16.31	$ 14.52	$ 13.26	$ 17.29

Income From Investment Operations

Net investment income (loss)(a)(b)	(.07)	(.02	)*	.01	(.01)	(.03)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.03	2.33	1.78	1.80	(3.34)

Net increase (decrease) in net asset value from operations	.96	2.31	1.79	1.79	(3.37)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.01)	– 0	–	– 0	–	(.01)

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)

Total dividends and distributions	(1.63)	(.29)	– 0	–	(.53)	(.66)

Net asset value, end of period	$ 17.66	$ 18.33	$ 16.31	$ 14.52	$ 13.26

Total Return

Total investment return based on net asset value(c)**	5.62%	14.28	%*	12.33%	13.93%	(20.29)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$139	$307	$365	$419	$759

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	1.80%	1.78%	1.79%	1.79%	1.79%

Expenses, before waivers/ reimbursements(d)	1.80%	1.78%	1.79%	1.79%	1.79%

Net investment income (loss)(b)	(.37)%	(.13	)%*	.08%	(.04)%	(.15)%

Portfolio turnover rate	67%	67%	52%	48%	50%

See footnote summary on pages 24-25.

ABFunds.com	AB Global Core Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 18.90	$ 16.82	$ 14.98	$ 13.57	$ 17.69

Income From Investment Operations

Net investment income(a)(b)	.11	.16	*	.18	.14	.14

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.08	2.39	1.82	1.84	(3.43)

Net increase (decrease) in net asset value from operations	1.19	2.55	2.00	1.98	(3.29)

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.19)	(.16)	(.04)	(.18)

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)

Total dividends and distributions	(1.79)	(.47)	(.16)	(.57)	(.83)

Net asset value, end of period	$ 18.30	$ 18.90	$ 16.82	$ 14.98	$ 13.57

Total Return

Total investment return based on net asset value(c)**	6.78%	15.37	%*	13.51%	15.13%	(19.54)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,411,584	$2,832,426	$2,841,960	$2,541,173	$2,349,994

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(d)	.79%	.78%	.78%	.79%	.79%

Expenses, before waivers/ reimbursements(d)	.79%	.78%	.78%	.79%	.79%

Net investment income(b)	.62%	.93	%*	1.15%	1.04%	.86%

Portfolio turnover rate	67%	67%	52%	48%	50%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

24 AB Global Core Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(d)	The expense ratios presented below exclude interest expense:

	Year Ended June 30,
	2026	2025	2024	2023	2022
Class A
Net of waivers/reimbursements	1.04%	1.03%	1.03%	1.04%	1.03%
Before waivers/reimbursements	1.04%	1.03%	1.03%	1.04%	1.04%
Class C
Net of waivers/reimbursements	1.79%	1.78%	1.79%	1.79%	1.79%
Before waivers/reimbursements	1.79%	1.78%	1.79%	1.79%	1.79%
Advisor Class
Net of waivers/reimbursements	.78%	.78%	.78%	.79%	.79%
Before waivers/reimbursements	.78%	.78%	.78%	.79%	.79%

(e)	Amount is less than $.005.

(f)	Less than .005%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(e)	.00	%(f)	.00	%(f)

Class C	$.00	(e)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(e)	.00	%(f)	.00	%(f)

**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended June 30, 2025 by .01%.

See	notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Core Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Global Core Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing

26 AB Global Core Equity Portfolio	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

ABFunds.com	AB Global Core Equity Portfolio 27

2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026.

For corporate shareholders, 31.95% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 62.06% of dividends paid as qualified dividend income. The Fund designates $175,234,809 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

28 AB Global Core Equity Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Global Core Equity Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

ABFunds.com	AB Global Core Equity Portfolio 29

approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The

30 AB Global Core Equity Portfolio	ABFunds.com

Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for

ABFunds.com	AB Global Core Equity Portfolio 31

which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services

32 AB Global Core Equity Portfolio	ABFunds.com

that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised

ABFunds.com	AB Global Core Equity Portfolio 33

fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory

34 AB Global Core Equity Portfolio	ABFunds.com

Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

ABFunds.com	AB Global Core Equity Portfolio 35

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund,

36 AB Global Core Equity Portfolio	ABFunds.com

including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended February 28, 2026 (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by

ABFunds.com	AB Global Core Equity Portfolio 37

other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the

38 AB Global Core Equity Portfolio	ABFunds.com

Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Global Core Equity Portfolio 39

NOTES

40 AB Global Core Equity Portfolio	ABFunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GCE-0151-0626

June 30, 2026

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

June 30, 2026

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 33.5%
Communications Equipment – 2.0%
Cisco Systems, Inc.	31,718	$3,725,597
Motorola Solutions, Inc.	7,490	3,110,522

		6,836,119

IT Services – 0.5%
International Business Machines Corp.	5,573	1,567,183

Semiconductors & Semiconductor Equipment – 19.1%
Advanced Micro Devices, Inc.(a)	8,718	5,064,373
Applied Materials, Inc.	11,666	8,434,518
Broadcom, Inc.	24,689	9,326,270
Intel Corp.(a)	24,752	3,456,122
Micron Technology, Inc.	8,206	9,472,104
NVIDIA Corp.	125,790	25,169,321
NXP Semiconductors NV	10,424	2,929,457
QUALCOMM, Inc.	6,093	1,125,925

		64,978,090

Software – 5.2%
Microsoft Corp.	37,983	14,168,419
Oracle Corp.	10,708	1,569,257
Salesforce, Inc.	11,585	1,814,906

		17,552,582

Technology Hardware, Storage & Peripherals – 6.7%
Apple, Inc.	67,921	19,653,621
Dell Technologies, Inc. – Class C	2,242	967,333
Seagate Technology Holdings PLC	2,408	2,323,720

		22,944,674

		113,878,648

Financials – 16.3%
Banks – 6.9%
Bank of America Corp.	76,029	4,332,132
Citigroup, Inc.	22,147	3,099,694
Fifth Third Bancorp	33,652	1,896,963
JPMorgan Chase & Co.	21,416	7,010,099
US Bancorp	59,049	3,566,560
Wells Fargo & Co.	44,554	3,681,943

		23,587,391

Capital Markets – 1.8%
Charles Schwab Corp. (The)	17,872	1,649,050
Goldman Sachs Group, Inc. (The)	1,528	1,545,373
Jefferies Financial Group, Inc.	34,317	1,715,164
Morgan Stanley	6,229	1,302,110

		6,211,697

ABFunds.com	AB Select US Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 1.1%
Capital One Financial Corp.	17,776	$3,566,221

Financial Services – 6.0%
Apollo Global Management, Inc.	4,728	559,369
Berkshire Hathaway, Inc. – Class B(a)	22,484	11,250,769
Visa, Inc. – Class A	24,454	8,389,923

		20,200,061

Insurance – 0.5%
Progressive Corp. (The)	7,424	1,621,773

		55,187,143

Industrials – 10.0%
Aerospace & Defense – 2.7%
Boeing Co. (The)(a)	9,196	1,990,658
Honeywell Aerospace, Inc.(a)	6,666	1,473,719
Northrop Grumman Corp.	4,029	2,052,010
RTX Corp.	19,157	3,634,658

		9,151,045

Electrical Equipment – 1.2%
Eaton Corp. PLC	5,232	2,229,460
GE Vernova, Inc.	1,706	2,004,311

		4,233,771

Ground Transportation – 1.2%
Union Pacific Corp.	14,412	3,920,064

Industrial Conglomerates – 2.1%
3M Co.	35,780	5,793,140
Honeywell International, Inc.	6,666	1,492,517

		7,285,657

Machinery – 2.2%
Caterpillar, Inc.	3,282	3,495,002
Parker-Hannifin Corp.	4,046	3,957,473

		7,452,475

Passenger Airlines – 0.6%
United Airlines Holdings, Inc.(a)	14,445	1,964,376

		34,007,388

Health Care – 9.6%
Biotechnology – 1.1%
AbbVie, Inc.	14,542	3,659,349

Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	18,946	1,719,160
Medtronic PLC	24,113	1,886,360
Stryker Corp.	4,339	1,366,091

		4,971,611

2 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.0%
CVS Health Corp.	27,162	$2,809,909
UnitedHealth Group, Inc.	9,493	3,945,575

		6,755,484

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc.	4,094	2,052,568

Pharmaceuticals – 4.5%
Eli Lilly & Co.	5,475	6,566,879
Johnson & Johnson	21,497	5,459,593
Merck & Co., Inc.	24,893	3,198,751

		15,225,223

		32,664,235

Communication Services – 9.4%
Diversified Telecommunication Services – 0.3%
AT&T, Inc.	42,544	880,661

Entertainment – 1.1%
Netflix, Inc.(a)	25,868	1,846,975
Walt Disney Co. (The)	19,838	1,909,408

		3,756,383

Interactive Media & Services – 7.6%
Alphabet, Inc. – Class A	54,585	19,507,041
Meta Platforms, Inc. – Class A	11,520	6,489,101

		25,996,142

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	7,547	1,265,858

		31,899,044

Consumer Discretionary – 6.1%
Broadline Retail – 3.6%
Amazon.com, Inc.(a)	51,076	12,173,454

Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.	14,282	2,545,623
McDonald’s Corp.	4,299	1,162,063

		3,707,686

Specialty Retail – 1.4%
Home Depot, Inc. (The)	8,806	3,105,700
Lowe’s Cos., Inc.	7,100	1,565,479

		4,671,179

		20,552,319

Consumer Staples – 4.6%
Beverages – 1.5%
Coca-Cola Co. (The)	44,359	3,605,056
PepsiCo, Inc.	11,943	1,617,082

		5,222,138

ABFunds.com	AB Select US Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 1.4%
Costco Wholesale Corp.	2,372	$2,218,935
Walmart, Inc.	23,203	2,627,972

		4,846,907

Household Products – 1.0%
Procter & Gamble Co. (The)	22,059	3,234,732

Tobacco – 0.7%
Philip Morris International, Inc.	13,584	2,457,481

		15,761,258

Energy – 4.3%
Energy Equipment & Services – 0.4%
SLB Ltd.	29,412	1,367,364

Oil, Gas & Consumable Fuels – 3.9%
Chevron Corp.	19,751	3,273,926
EOG Resources, Inc.	21,778	2,825,260
Exxon Mobil Corp.	34,779	4,754,985
Williams Cos., Inc. (The)	31,408	2,334,870

		13,189,041

		14,556,405

Utilities – 2.0%
Electric Utilities – 1.8%
Constellation Energy Corp.	4,013	996,709
NextEra Energy, Inc.	26,307	2,308,965
PPL Corp.	73,981	2,689,209

		5,994,883

Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	4,614	731,919

		6,726,802

Materials – 1.6%
Chemicals – 1.6%
Linde PLC	6,499	3,372,591
Sherwin-Williams Co. (The)	5,670	1,952,295

		5,324,886

Total Common Stocks (cost $163,720,211)		330,558,128

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.48%(b)(c)(d) (cost $8,756,167)	8,756,167	8,756,167

4 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.0%
ANZ, Hong Kong 1.76%, 07/02/2026	HKD	164	$20,876
Citibank, London 1.13%, 07/01/2026	EUR	40	46,096
2.67%, 07/01/2026	GBP	65	86,846
Royal Bank of Canada, Toronto 1.02%, 07/02/2026	CAD	6	4,065
SMBC, Tokyo 0.24%, 07/01/2026	JPY	1,557	9,574

Total Time Deposits (cost $167,457)			167,457

Total Short-Term Investments (cost $8,923,624)			8,923,624

Total Investments – 100.0% (cost $172,643,835)			339,481,752
Other assets less liabilities – 0.0%			104,737

Net Assets – 100.0%			$339,586,489

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $163,887,668)	$330,725,585
Affiliated issuers (cost $8,756,167)	8,756,167
Cash	47
Foreign currencies, at value (cost $240)	249
Receivable for investment securities sold	1,489,461
Unaffiliated dividends receivable	197,722
Receivable for capital stock sold	132,879
Receivable due from Adviser	29,559
Affiliated dividends receivable	22,889

Total assets	341,354,558

Liabilities
Payable for investment securities purchased	1,154,069
Advisory fee payable	280,990
Administrative fee payable	66,549
Payable for capital stock redeemed	57,198
Distribution fee payable	14,870
Transfer Agent fee payable	5,474
Directors’ fee payable	4,563
Accrued expenses	184,356

Total liabilities	1,768,069

Net Assets	$339,586,489

Composition of Net Assets
Capital stock, at par	$1,271
Additional paid-in capital	173,168,609
Distributable earnings	166,416,609

$339,586,489

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$47,018,983	1,757,681	$26.75	*

C	$6,444,760	285,214	$22.60

Advisor	$273,542,960	10,186,931	$26.85

I	$12,579,786	476,941	$26.38

*	The maximum offering price per share for Class A shares was $27.94, which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Select US Equity Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Year Ended June 30, 2026

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $6,493)	$4,191,739
Affiliated issuers	319,394
Interest	3,627	$4,514,760

Expenses
Advisory fee (see Note B)	3,305,205
Distribution fee—Class A	109,423
Distribution fee—Class C	70,634
Transfer agency—Class A	17,032
Transfer agency—Class C	2,908
Transfer agency—Advisor Class	103,700
Transfer agency—Class I	2,304
Custody and accounting	164,870
Administrative	85,329
Registration fees	65,555
Audit and tax	53,919
Legal	49,264
Printing	34,393
Directors’ fees	19,528
Miscellaneous	20,087

Total expenses	4,104,151
Less: expenses waived and reimbursed by the Adviser (see Note B)	(347,471)

Net expenses		3,756,680

Net investment income		758,080

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on investment transactions		24,856,281
Net change in unrealized appreciation (depreciation) on:
Investments		34,025,710
Foreign currency denominated assets and liabilities		(5,778)

Net gain on investment and foreign currency transactions		58,876,213

Net Increase in Net Assets from Operations		$59,634,293

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2026	Year Ended June 30, 2025
Increase in Net Assets from Operations
Net investment income	$758,080	$631,944
Net realized gain on investment	24,856,281	14,613,924
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	34,019,932	30,035,339

Net increase in net assets from operations	59,634,293	45,281,207
Distributions to Shareholders
Class A	(2,517,119)	(2,692,765)
Class C	(439,434)	(666,873)
Advisor Class	(15,431,484)	(18,672,276)
Class I	(664,637)	(842,684)
Capital Stock Transactions
Net increase (decrease)	(12,705,015)	23,974,978

Total increase	27,876,604	46,381,587
Net Assets
Beginning of period	311,709,885	265,328,298

End of period	$339,586,489	$311,709,885

See notes to financial statements.

8 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

June 30, 2026

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Select US Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed options are generally valued using market-based inputs, such as last traded prices, closing bid and ask prices, or settlement prices, as applicable; over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date and thereafter valued using models that consider the terms of the option and/or relevant market inputs, as applicable; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the

10 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Select US Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$330,558,128		$	– 0	–	$	– 0	–	$330,558,128
Short-Term Investments:
Investment Companies	8,756,167			– 0	–		– 0	–	8,756,167
Time Deposits	167,457			– 0	–		– 0	–	167,457

Total Investments in Securities	339,481,752			– 0	–		– 0	–	339,481,752
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$339,481,752		$	– 0	–	$	– 0	–	$339,481,752

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

12 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to

ABFunds.com	AB Select US Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .10% of the Fund’s daily average net assets. From October 1, 2023, to May 8, 2025, the Adviser had voluntarily agreed to waive the advisory fee by an amount equal to .05% of the Fund’s daily average net assets. For the year ended June 30, 2026, such reimbursements/waivers amounted to $330,521. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”), to 1.50%, 2.25%, 1.25% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the year ended June 30, 2026, there was no such reimbursement. The Expense Caps may not be terminated before October 31, 2026.

On March 26, 2026, Equitable Holdings, Inc. (“Equitable”), the owner of the Adviser, entered into an Agreement and Plan of Merger (“Merger Agreement”), by and among Equitable, Corebridge Financial, Inc. (“Corebridge”) and various Corebridge subsidiaries. Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly-formed company (the “Transaction”). The closing of the Transaction may be deemed an “assignment” of the investment advisory agreement between the Fund and the Adviser. In order to ensure that the existing investment advisory services could continue uninterrupted, at a meeting held on May 5-7, 2026, the Boards of Directors/Trustees (the “Boards”) of the funds managed by the Adviser (the “AB Funds”), including the Fund, approved new investment advisory agreements with the Adviser, in connection with the Transaction. The Boards also agreed to call and hold a joint meeting of shareholders on August 3, 2026, for shareholders of each AB Fund to approve the new investment advisory agreement with the Adviser that would be effective after the closing of the Transaction. At the August 3, 2026 shareholder meeting, shareholders of the Fund approved the new investment advisory agreement.

14 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended June 30, 2026, the reimbursement for such services amounted to $85,329.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $36,898 for the year ended June 30, 2026.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,535 from the sale of Class A shares and received $6,934 and $5,668 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended June 30, 2026.

During the year ended June 30, 2025, the Adviser reimbursed the Fund $4,565 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended June 30, 2026, such waiver amounted to $16,950.

A summary of the Fund’s transactions in AB mutual funds for the year ended June 30, 2026 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,773	$146,952	$144,969	$8,756	$319

ABFunds.com	AB Select US Equity Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $160,617 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended June 30, 2026, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$630,194,832		$663,736,115
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$189,161,979

Gross unrealized appreciation	$167,557,971
Gross unrealized depreciation	(17,238,198)

Net unrealized appreciation	$150,319,773

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

16 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivative transactions for the year ended June 30, 2026.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025

Class A
Shares sold	362,260	325,664	$9,197,198	$7,351,507

Shares issued in reinvestment of dividends and distributions	92,658	106,458	2,281,239	2,399,558

Shares converted from Class C	29,964	18,284	755,039	408,339

Shares redeemed	(340,184)	(250,977)	(8,500,368)	(5,632,841)

Net increase	144,698	199,429	$3,733,108	$4,526,563

Class C
Shares sold	107,516	120,855	$2,279,237	$2,438,109

Shares issued in reinvestment of distributions	14,042	24,279	293,188	472,226

Shares converted to Class A	(35,066)	(21,144)	(755,039)	(408,339)

Shares redeemed	(152,176)	(84,395)	(3,280,239)	(1,658,319)

Net increase (decrease)	(65,684)	39,595	$(1,462,853)	$843,677

ABFunds.com	AB Select US Equity Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended June 30, 2026	Year Ended June 30, 2025		Year Ended June 30, 2026	Year Ended June 30, 2025

Advisor Class
Shares sold	1,879,496	1,534,696		$47,251,040		$34,381,320

Shares issued in reinvestment of dividends and distributions	437,407	684,848		10,795,216		15,463,864

Shares redeemed	(2,898,073)	(1,403,948)		(73,125,413)		(31,921,661)

Net increase (decrease)	(581,170)	815,596		$(15,079,157)		$17,923,523

Class I
Shares sold	32,318	– 0	–	$753,893	$	– 0	–

Shares issued in reinvestment of dividends and distributions	27,431	37,959		664,637		842,684

Shares redeemed	(53,306)	(7,207)		(1,314,643)		(161,469)

Net increase	6,443	30,752		$103,887		$681,215

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may

18 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $380 million credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements. The Facility, which will expire on June 23, 2027, may be renewed for an additional term dependent upon the election of the participating funds and lenders. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETF’s unitary fee structure. The Fund did not utilize the Facility during the year ended June 30, 2026.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended June 30, 2026 and June 30, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income	$12,084,544	$14,392,382
Net long-term capital gains	6,968,130	8,482,216

Total taxable distributions paid	$19,052,674	$22,874,598

ABFunds.com	AB Select US Equity Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,601,253
Undistributed capital gains	7,494,495
Unrealized appreciation (depreciation)	150,320,861	(a)

Total accumulated earnings (deficit)	$166,416,609

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2026, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

20 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 23.65	$ 21.93	$ 17.99	$ 16.56	$ 22.32

Income From Investment Operations

Net investment income(a)(b)	.01	.01	*	.03	.03	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.50	3.57	4.31	2.42	(1.06)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.51	3.58	4.34	2.45	(1.04)

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(c)	(.00	)(c)	(.02)	(.04)	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)

Total dividends and distributions	(1.41)	(1.86)	(.40)	(1.02)	(4.72)

Net asset value, end of period	$ 26.75	$ 23.65	$ 21.93	$ 17.99	$ 16.56

Total Return

Total investment return based on net asset value(d)**	19.59%	16.75	%*	24.62%	15.38%	(8.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,018	$38,150	$31,004	$24,574	$19,869

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.33%	1.42%	1.44%	1.51%	1.47%

Expenses, before waivers/ reimbursements(e)†	1.44%	1.48%	1.48%	1.52%	1.47%

Net investment income(b)	.04%	.03	%*	.13%	.20%	.08%

Portfolio turnover rate	195%	217%	171%	205%	197%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 25.

ABFunds.com	AB Select US Equity Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 20.32	$ 19.22	$ 15.91	$ 14.83	$ 20.57

Income From Investment Operations

Net investment loss(a)(b)	(.15)	(.14	)*	(.11)	(.08)	(.13)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.84	3.10	3.80	2.14	(.89)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	3.69	2.96	3.69	2.06	(1.02)

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)

Net asset value, end of period	$ 22.60	$ 20.32	$ 19.22	$ 15.91	$ 14.83

Total Return

Total investment return based on net asset value(d)**	18.72%	15.88	%*	23.62%	14.49%	(8.69)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,445	$7,131	$5,982	$8,303	$7,629

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	2.09%	2.17%	2.20%	2.27%	2.22%

Expenses, before waivers/ reimbursements(e)†	2.19%	2.23%	2.24%	2.27%	2.22%

Net investment loss(b)	(.73)%	(.72	)%*	(.64)%	(.55)%	(.68)%

Portfolio turnover rate	195%	217%	171%	205%	197%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 25.

22 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 23.72	$ 21.99	$ 18.03	$ 16.59	$ 22.32

Income From Investment Operations

Net investment income(a)(b)	.07	.06	*	.07	.08	.07

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.52	3.58	4.33	2.42	(1.07)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.59	3.64	4.40	2.50	(1.00)

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.05)	(.06)	(.08)	(.01)

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)

Total dividends and distributions	(1.46)	(1.91)	(.44)	(1.06)	(4.73)

Net asset value, end of period	$ 26.85	$ 23.72	$ 21.99	$ 18.03	$ 16.59

Total Return

Total investment return based on net asset value(d)**	19.89%	17.00	%*	24.94%	15.68%	(7.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$273,543	$255,455	$218,823	$179,438	$176,306

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.08%	1.17%	1.19%	1.26%	1.22%

Expenses, before waivers/ reimbursements(e)†	1.19%	1.23%	1.23%	1.26%	1.22%

Net investment income(b)	.28%	.28	%*	.38%	.46%	.33%
Portfolio turnover rate	195%	217%	171%	205%	197%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 25.

ABFunds.com	AB Select US Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended June 30,
2026	2025	2024	2023	2022

Net asset value, beginning of period	$ 23.32	$ 21.65	$ 17.75	$ 16.35	$ 22.06

Income From Investment Operations

Net investment income(a)(b)	.07	.06	.08	.08	.06

Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.45	3.53	4.26	2.38	(1.04)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	4.52	3.59	4.34	2.46	(.98)

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.06)	(.06)	(.08)	(.01)

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)

Total dividends and distributions	(1.46)	(1.92)	(.44)	(1.06)	(4.73)

Net asset value, end of period	$ 26.38	$ 23.32	$ 21.65	$ 17.75	$ 16.35

Total Return

Total investment return based on net asset value(d)**	19.95%	17.01%	24.93%	15.72%	(7.82)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,580	$10,974	$9,519	$3,741	$3,717

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.06%	1.15%	1.16%	1.26%	1.21%

Expenses, before waivers/ reimbursements(e)†	1.17%	1.21%	1.20%	1.26%	1.22%

Net investment income(b)	.30%	.29%	.41%	.45%	.32%

Portfolio turnover rate	195%	217%	171%	205%	197%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.00%

See footnote summary on page 25.

24 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended June 30, 2026 and June 30, 2025, such waiver amounted to .01% and .01%, respectively.

(f)	Less than .005%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the years ended June 30, 2026, June 30, 2025 and June 30, 2022 by .02%, .01% and .02%, respectively.

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

AB Select US Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Select US Equity Portfolio (the “Fund”) (one of the portfolios constituting AB Cap Fund, Inc. (the “Company”)), including the portfolio of investments, as of June 30, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting AB Cap Fund, Inc.) at June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

August 28, 2026

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2026 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended June 30, 2026. For corporate shareholders, 24.90% of dividends paid qualify for the dividends received deduction. For individual shareholders, the Fund designates 25.04% of dividends paid as qualified dividend income. The Fund designates $6,968,130 of dividends paid as long-term capital gains dividends.

For foreign shareholders, 12.17% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

The Fund designates $95,589 of distributions paid during the fiscal year ended June 30, 2026 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2027.

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Information Regarding the Review and Approval of the Fund’s Proposed New Advisory Agreement and Interim Advisory Agreement in the Context of a Potential Assignment

As described in more detail in the Proxy Statement for the AB Funds dated June 23, 2026, the Boards of the AB Funds, at a meeting held in-person on May 5-7, 2026, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Cap Fund, Inc. in respect of AB Select US Equity Portfolio (the “Fund”), in connection with an Agreement and Plan of Merger (the “Merger Agreement”) by and among Equitable Holdings, Inc. (“Equitable”) (the holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser), Corebridge Financial, Inc. (“Corebridge”), and various Corebridge subsidiaries, pursuant to which Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an all-stock merger transaction to combine their respective businesses into a newly formed company. Because Equitable controls the Adviser, the Merger may result in an “assignment” (within the meaning of section 2(a)(4) of the Investment Company Act) of the current advisory agreements for the AB Funds, including the Fund’s current Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Fund, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of the Merger resulting in an “assignment” of the Adviser’s current advisory agreements and their automatic termination.

The stockholders of the Fund subsequently approved the Proposed Agreement for the Fund at an annual meeting of stockholders called for the purpose of electing Directors and voting on the Proposed Agreement.

A discussion regarding the basis for the Boards’ approvals at the meeting held on May 5-7, 2026, is set forth below.

At a meeting of the Boards held in-person on May 5-7, 2026, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. The Current Agreements provide for automatic termination in the event of an assignment, and the closing of the transaction contemplated by the Merger Agreement may result in an assignment. The Proposed Agreements are being considered to take effect upon the closing, subject to stockholder approval. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. Also in connection with their

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approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Merger Agreement and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the

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quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates, and that the Adviser receives similar reimbursements from AMMAF pursuant to a separate Administrative Reimbursement Agreement. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Funds to the Adviser than the fee rate stated in the Proposed Agreements. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Funds’ latest fiscal year reviewed and that, in the case of the AB ETFs, the Adviser does not expect to request such reimbursements. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the Directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to each Fund under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2024 and 2025, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the Directors. The Directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not

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unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund or other underlying funds advised by the Adviser in which the Funds invests, as applicable, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors determined to continue to monitor the performance of certain Funds closely and concluded that the investment performance of each other Fund was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the ‘‘15(c) provider’’) concerning management fee rates payable by other funds or exchange-traded funds (“ETFs”), as applicable, in the same category as the Fund or the AB ETFs, as applicable. In the case of the AB ETFs, the Directors noted that the management fee is a unitary fee and that the Adviser pays all expenses of the Fund except for certain expenses payable by the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions

32 AB Select US Equity Portfolio	ABFunds.com

and other transaction costs. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds or ETFs. The Directors also considered the Adviser’s fee waivers for certain Funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Vice President and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional accounts managed by the Adviser that utilize investment strategies similar to those of the Funds.

In the case of the AB ETFs, the Directors noted that the unitary fees for those Funds cover additional services provided by third parties and thus are not directly comparable to the Adviser’s institutional fee schedules and the schedules of fees for most other funds advised by the Adviser. The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds) and, in the case of the AB ETFs, demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the

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Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of each Fund’s management fee, the Directors also considered the total expense ratio of the Fund in comparison to the medians for a peer group and a peer universe of funds or ETFs, as applicable, selected by the 15(c) provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others, and in most cases, the Adviser is responsible for paying such services under its unitary fee arrangement with the AB ETFs.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds or ETFs, as applicable, similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds and ETFs do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

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The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under an Interim Advisory Agreement, the Adviser would continue to manage a Fund until a new advisory agreement was approved by stockholders or until the end of the 150-day period after termination of the Current Agreement, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

Information Regarding the Review and Approval of the Fund’s Current Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held in-person on May 5-7, 2026 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at

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each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2024 and 2025 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for

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information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2026 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees

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because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a waiver of a portion of the advisory fee) with a peer group median and discussed with the Adviser the reasons it was above the median. They also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that

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the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians and discussed the Adviser’s explanations for this.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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NOTES

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AB SELECT US EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUE-0151-0626

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 31, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 31, 2026